SEC File Nos. 2-83847
811-3734

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No.  27
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No.  27

EuroPacific  Growth  Fund
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)
Registrant's telephone number, including area code:
(213) 486-9200

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)


Copies to:
MICHAEL J. FAIRCLOUGH, ESQ.
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California  90071
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on June 1, 2002, pursuant to paragraph (b) of rule 485.

[logo - American Funds (sm)]




                                          The right choice for the long term/SM/




EuroPacific Growth Fund/(R)/







TABLE OF CONTENTS
 1    Risk/Return Summary
 5    Fees and Expenses of the Fund
 7    Investment Objective, Strategies and Risks
10    Management and Organization
12    Shareholder Information
13    Choosing a Share Class
15    Purchase and Exchange of Shares
17    Sales Charges
19    Sales Charge Reductions and Waivers
21    Plans of Distribution
22    How to Sell Shares
23    Distributions and Taxes
24    Financial Highlights



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 June 1, 2002

Risk/Return Summary

The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Basin.

The fund is designed for investors seeking capital appreciation and diversification through investments in stocks of issuers based outside the U.S.
 Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Your investment in the fund is subject to risks, including the possibility that the value of the fund's investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad, and currency fluctuations.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.



                                     1
                                           EuroPacific Growth Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992   2.30%
1993  35.60
1994   1.12
1995  12.87
1996  18.64
1997   9.19
1998  15.54
1999  56.97
2000 -17.84
2001 -12.18
[end chart]


Highest/lowest quarterly results during this time period were:

HIGHEST             29.09%  (quarter ended December 31, 1999)
LOWEST              -14.02%  (quarter ended September 30, 2001)


The year-to-date result was 1.56% for the three months ended March 31, 2002.



                                     2
EuroPacific Growth Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's results with the maximum initial or deferred sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Class A sales charges are reduced for purchases of $25,000 or more.

Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.

Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

The fund's results are shown on a pre-tax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxable distributions (for example, dividend or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the fund and any taxable gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN ON THE FOLLOWING PAGE. IN ADDITION, AFTER-TAX RETURNS ARE NOT RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA ACCOUNT.

Since the fund's Class C and F shares were first available on March 15, 2001 and the fund's Class 529 shares were first available on February 15, 2002, comparable results for these classes are not available for the 2001 calendar year.



                                     3
                                           EuroPacific Growth Fund / Prospectus

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
-------------------------------------------------------------------------------
 CLASS A - BEGAN 4/16/84
 Before Taxes                       -17.22%     6.13%       9.73%      13.41%
 After Taxes on Distributions       -17.90%     4.53%       8.36%        N/A
 After Taxes on Distributions and   -10.40%     4.76%       7.86%        N/A
 Sale of Fund Shares
 CLASS B - BEGAN 3/15/00
 Before Taxes                       -17.12%      N/A         N/A      -19.29%
 INDEXES/1/
 MSCI EAFE Index/2/                 -21.21%     1.17%       4.76%      10.81%
 Lipper International Funds         -21.71%     2.24%       6.41%      10.72%
 Average/3/


1 Lifetime results are as of the date Class A shares first became available.
2 The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East)
 Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.



                                     4
EuroPacific Growth Fund / Prospectus

Fees and Expenses of the Fund

 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS E/1/   CLASS F/1/
------------------------------------------------------------------------------------
 Maximum sales charge
 imposed on purchases
 (as a percentage of      5.75%/2/    none        none      none        none
 offering price)
------------------------------------------------------------------------------------
 Maximum sales charge
 imposed on reinvested    none        none        none      none        none
 dividends
------------------------------------------------------------------------------------
 Maximum deferred         none/3/     5.00%/4/    1.00%/5/  none        none
 sales charge
------------------------------------------------------------------------------------
 Redemption or
 exchange fees            none        none        none      none        none


1 Includes versions of these classes offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan, an agency of the Commonwealth of Virginia. Class E shares are only available through CollegeAmerica to employer-sponsored plans.
2 Sales charges are reduced or eliminated for purchases of $25,000 or more.
3 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
4 Deferred sales charge is reduced after 12 months and eliminated after six years.
5 Deferred sales charge is eliminated after 12 months.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                             CLASS A   CLASS B   CLASS C   CLASS F
-------------------------------------------------------------------------------
 Management Fees               0.46%     0.46%     0.46%     0.46%
-------------------------------------------------------------------------------
 Distribution and/or           0.25%     1.00%     1.00%     0.25%
Service (12b-1) Fees/1/
-------------------------------------------------------------------------------
 Other Expenses                0.17%     0.19%     0.31%     0.24%
-------------------------------------------------------------------------------
 Total Annual Fund
Operating Expenses             0.88%     1.65%     1.77%     0.95%
                              CLASS     CLASS     CLASS     CLASS      CLASS
                                529-A/2/  529-B/2/  529-C/2/  529-E/2/   529-F/2/
-------------------------------------------------------------------------------
 Management Fees               0.46%     0.46%     0.46%     0.46%      0.46%
-------------------------------------------------------------------------------
 Distribution and/or           0.18%     1.00%     1.00%     0.50%      0.25%
Service (12b-1) Fees/3/
-------------------------------------------------------------------------------
 Other Expenses/4/             0.30%     0.30%     0.30%     0.30%      0.30%
-------------------------------------------------------------------------------
 Total Annual Fund
Operating Expenses             0.94%     1.76%     1.76%     1.26%      1.01%



1 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.
2 Based on estimated amounts for the current fiscal year.
3 Class 529-A and 529-F 12b-1 fees may not exceed 0.50% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed 0.75% of the class' average net assets annually.
4 Includes 0.10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.



                                     5
                                           EuroPacific Growth Fund / Prospectus

EXAMPLE

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                              ONE   THREE   FIVE     TEN
                                              YEAR  YEARS  YEARS    YEARS
---------------------------------------------------------------------------
 Class A/1/                                   $660  $840   $1,035   $1,597
---------------------------------------------------------------------------
 Class B - assuming redemption/2/             $668  $920   $1,097   $1,749
---------------------------------------------------------------------------
 Class B - assuming no redemption             $168  $520   $  897   $1,749
---------------------------------------------------------------------------
 Class C - assuming redemption/3/             $280  $557   $  959   $2,084
---------------------------------------------------------------------------
 Class C - assuming no redemption             $180  $557   $  959   $2,084
---------------------------------------------------------------------------
 Class F - excludes intermediary fees/4/      $ 97  $303   $  525   $1,166
---------------------------------------------------------------------------
 Class 529-A/1/                               $665  $857   $1,065   $1,663
---------------------------------------------------------------------------
 Class 529-B - assuming redemption/2/         $679  $954   $1,154   $1,857
---------------------------------------------------------------------------
 Class 529-B - assuming no redemption         $179  $554   $  954   $1,857
---------------------------------------------------------------------------
 Class 529-C - assuming redemption/3/         $279  $554   $  954   $2,073
---------------------------------------------------------------------------
 Class 529-C - assuming no redemption         $179  $554   $  954   $2,073
---------------------------------------------------------------------------
 Class 529-E                                  $128  $400   $  692   $1,523
---------------------------------------------------------------------------
 Class 529-F - excludes intermediary fees/4/  $103  $322   $  558   $1,236


1 Reflects the maximum initial sales charge in the first year.
2 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and ten because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects contingent deferred sales charge during the first year.
4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.



                                     6
EuroPacific Growth Fund / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin. Various factors will be considered when determining whether a country is part of Europe, including whether a country is part of the MSCI European indices. A country will be considered part of the Pacific Basin if any of its borders touches the Pacific Ocean.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions.
 These risks are potentially heightened in connection with investments in developing countries.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek reasonably priced securities that represent good long-term investment opportunities. This is accomplished not only through fundamental analysis, but also by meeting with company executives and employees, suppliers, customers and competitors in order to gain in-depth knowledge of a company's true value. Securities may be sold when the investment adviser believes they no longer represent good long-term value.



                                     7
                                           EuroPacific Growth Fund / Prospectus

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
-------------------------------------------------------------------------------
 CLASS A - BEGAN 4/16/84
 Before Taxes                       -12.18%     7.40%      10.38%      13.79%
 After Taxes on Distributions       -12.90%     5.78%       9.00%        N/A
 After Taxes on Distributions and    -7.32%     5.81%       8.44%        N/A
 Sale of Fund Shares
-------------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                       -12.84%      N/A         N/A      -17.67%
-------------------------------------------------------------------------------
 INDEXES/1/
 MSCI EAFE Index/2/                 -21.21%     1.17%       4.76%      10.81%
 Lipper International Funds         -21.71%     2.24%       6.41%      10.72%
 Average/3/


1 Lifetime results are as of the date Class A shares first became available.
2 The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East)
 Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.



                                     8
EuroPacific Growth Fund / Prospectus

HOLDINGS BY INDUSTRY AS OF MARCH 31, 2002
[pie chart]
Pharmaceuticals 10.73%
Banks 8.34
Oil & Gas 7.11
Food Products 5.35
Semiconductor Equipment
 & Products 4.86
Other Industries 49.60
Bonds & Notes 0.02
Cash & Equivalents 13.99
[end chart]



                              PERCENT OF                                             PERCENT OF
 PERCENT INVESTED BY COUNTRY  NET ASSETS        TEN LARGEST EQUITY HOLDINGS          NET ASSETS
 Europe                                         AstraZeneca                            4.36%
                                               -------------------------------------------------
 United Kingdom                 16.7%           Taiwan Semiconductor Manufacturing     2.32
------------------------------------------     -------------------------------------------------
 Netherlands                     6.8            ING Groep                              1.76
------------------------------------------     -------------------------------------------------
 France                          5.1            Petroleo Brasileiro SA - Petrobas      1.67
------------------------------------------     -------------------------------------------------
 Switzerland                     3.8            Nestle                                 1.51
------------------------------------------     -------------------------------------------------
 Germany                         3.6            Bank of Nova Scotia                    1.38
------------------------------------------     -------------------------------------------------
 Finland                         2.5            Vodafone Group                         1.21
------------------------------------------
 Norway                          1.8            Aventis                                1.18
------------------------------------------     -------------------------------------------------
 Ireland                         1.6            Hon Hai Precision Industry Co.         1.15
------------------------------------------     -------------------------------------------------
 Sweden                          1.2            Koninklijke Ahold                      1.12
------------------------------------------     -------------------------------------------------
 Italy                           1.2
------------------------------------------
 Denmark                          .9
------------------------------------------
 Belgium                          .7
------------------------------------------
 Spain                            .7
------------------------------------------
 Greece                           .6
------------------------------------------
 Russian Federation               .5
------------------------------------------
 Other Europe                     .1
------------------------------------------
 Pacific Basin
 Japan                          13.5
------------------------------------------
 Mexico                          3.7
------------------------------------------
 Canada                          3.5
------------------------------------------
 Taiwan                          3.5
------------------------------------------
 Australia                       3.5
------------------------------------------
 South Korea                     2.9
------------------------------------------
 Hong Kong                       1.7
------------------------------------------
 Singapore                        .5
------------------------------------------
 China                            .4
------------------------------------------
 Philippines                      .3
------------------------------------------
 Chile                            .3
------------------------------------------
 Other
 Brazil                          2.7
------------------------------------------
 South Africa                    1.2
------------------------------------------
 Other Countries                  .5
 Cash & Cash Equivalents        14.0





Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.



                                     9
                                           EuroPacific Growth Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for EuroPacific Growth Fund are:



                                     10
EuroPacific Growth Fund / Prospectus

 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)         EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 MARK E. DENNING                      11 years             Director, Capital Research and Management Company
 President, Principal            (plus 3 years prior
 Executive Officer and         experience as a research    Investment professional for 20 years, all with
 Trustee                      professional for the fund)   Capital Research and Management Company or
                                                           affiliate

------------------------------------------------------------------------------------------------------------
 STEPHEN E. BEPLER                    18 years             Senior Vice President, Capital Research Company
 Executive Vice President
                                                           Investment professional for 36 years in total;30
                                                           years with Capital Research and Management
                                                           Company or affiliate

------------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE                    8 years             President and Director, Capital Research Company
 Senior Vice President           (plus 7 years prior
                               experience as a research    Investment professional for 17 years, all with
                              professional for the fund)   Capital Research and Management Company or
                                                           affiliate

------------------------------------------------------------------------------------------------------------
 ALWYN W. HEONG                        6 years             Senior Vice President, Capital Research Company
 Vice President                  (plus 3 years prior
                               experience as a research    Investment professional for 14 years in total;10
                              professional for the fund)   years with Capital Research and Management
                                                           Company or affiliate

------------------------------------------------------------------------------------------------------------
 MARTIAL G. CHAILLET                   8 years             Senior Vice President, Capital Research Company
                                 (plus 5 years prior
                               experience as a research    Investment professional for 30 years, all with
                              professional for the fund)   Capital Research and Management Company or
                                                           affiliate

 TIMOTHY P. DUNN                       1 year              Vice President, Capital Research and Management
                                 (plus 4 years prior       Company
                              experience as a research
                             professional for the fund)    Investment professional for 16 years in total;12
                                                           years with Capital Research and Management
                                                           Company or affiliate
------------------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                        1 year              Senior Vice President and Director, Capital
                                 (plus 8 years prior       Research Company
                              experience as a research
                             professional for the fund)    Investment professional for 14 years in total;11
                                                           years with Capital Research and Management
                                                           Company or affiliate







                                     11
                                           EuroPacific Growth Fund / Prospectus

Shareholder Information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.


AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the U.S. (8 a.m. to 8 p.m. ET): 800/421-0180 Access the American Funds website : www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080






A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." 529 CLASS SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.



                                     12
EuroPacific Growth Fund / Prospectus

Choosing a Share Class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. The 529-A, 529-B, 529-C and 529-F share classes are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as they do to Class A shares. Class 529-E shares are only available to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

.. Class F and 529-F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.



                                     13
                                           EuroPacific Growth Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced or eliminated for purchases of
                         $25,000 or more)
 Contingent deferred     none (except on certain redemptions on purchases of $1
 sales charge            million or more made without an initial sales charge)
 12b-1 fees              up to 0.25% annually (529-A may not exceed 0.50%
                         annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         distribution fees and other expenses, but higher than
                         C shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher
                         distribution fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to
                         529-F shares)
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         distribution fees, but lower than A shares due to
                         higher other expenses
 Purchase maximum        none
 Conversion              none
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.50% annually (may not exceed 0.75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower distribution fees, but lower than 529-A and
                         529-F shares due to higher distribution fees
 Purchase maximum        none
 Conversion              none




                                     14
EuroPacific Growth Fund / Prospectus

Purchase and Exchange of Shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may only be purchased by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER PRIOR TO MAKING SUCH AN EXCHANGE.

Exchanges of shares from the money market funds in The American Funds Group initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.



                                     15
                                           EuroPacific Growth Fund / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by Telephone, Fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------
 To establish an account (including retirement plan accounts)   $    250
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
 To add to an account                                           $     50
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000

PURCHASE MINIMUMS AND MAXIMUMS


VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available. For example, if events occur that materially affect the value of the fund's securities that principally trade in markets outside the U.S. between the close of those markets and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.



                                     16
EuroPacific Growth Fund / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be paid directly from your investment and, as a result, will reduce the amount of your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%         5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%         4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%         3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%         2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%         2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%         1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%         1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none          none
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).



                                     17
                                           EuroPacific Growth Fund / Prospectus

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CLASS B SHARES SOLD WITHIN YEAR   1    2    3    4    5     6
----------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE  5%   4%   4%   3%   2%    1%


Shares acquired through reinvestment of dividend or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you might face certain tax consequences as a result.

CLASS F AND 529-E SHARES

Class F and Class 529-E shares are sold without any initial or contingent deferred sales charge.



                                     18
EuroPacific Growth Fund / Prospectus

Sales Charge Reductions and Waivers

You must let your investment dealer or American Funds Service Company know at the time you purchase shares if you qualify for a reduction in your Class A initial sales charge or waiver of your Class B or C contingent deferred sales charge.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust;

 .solely controlled business accounts;

 .single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.



                                     19
                                           EuroPacific Growth Fund / Prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual American Legacy variable annuity and life insurance policies, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

.. when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2;

.. for redemptions due to death or post-purchase disability of the shareholder
 (this generally excludes trusts); or

.. for redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (only applies to 529 share classes).



                                     20
EuroPacific Growth Fund / Prospectus

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.25% for Class A shares, up to 0.50% for Class 529-A shares, 1.00% for Class B, 529-B, C and 529-C shares, up to 0.75% for Class 529-E shares, and up to 0.50% for Class F and 529-F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.



                                     21
                                           EuroPacific Growth Fund / Prospectus

How to Sell Shares

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

.. Shares held for you in your dealer's name must be sold through the dealer.

.. Class F shares must be sold through your dealer or financial adviser.

WRITING TO AMERICAN FUNDS SERVICE COMPANY

.. Requests must be signed by the registered shareholder(s).

.. A signature guarantee is required if the redemption is:

 -- over $75,000;

 -- made payable to someone other than the registered shareholder(s); or

 -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

.. American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

.. Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

.. Redemptions by telephone, fax or the Internet (including American FundsLine(R) and American FundsLine OnLine(R)) are limited to $75,000 per American Funds shareholder each day.

.. Checks must be made payable to the registered shareholder.

.. Checks must be mailed to an address of record that has been used with the account for at least 10 days.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.



                                     22
EuroPacific Growth Fund / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividend and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
 Dividend and capital gain distributions by 529 share classes will be automatically reinvested.

TAXES ON DISTRIBUTIONS

Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.



                                     23
                                           EuroPacific Growth Fund / Prospectus

                                     24
Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. As of March 31, 2002, there were no Class 529-F shares outstanding. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                  INCOME FROM INVESTMENT OPERATIONS            DIVIDENDS AND DISTRIBUTIONS
                                                             Net (losses)
                                                               gains on
                                     Net asset                securities                Dividends
                                      value,       Net      (both realized  Total from  (from net   Distributions
                                     beginning  investment       and        investment  investment      (from           Total
                                     of period  income/2/   unrealized)/2/  operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 3/31/2002                  $28.72       $.33        $ (1.16)      $  (.83)     $(.66)            -          $ (.66)
Year ended 3/31/2001                   44.61        .69         (12.65)       (11.96)      (.19)       $(3.74)          (3.93)
Year ended 3/31/2000                   30.21        .34          15.74         16.08       (.29)        (1.39)          (1.68)
Year ended 3/31/1999                   29.56        .42           1.85          2.27       (.36)        (1.26)          (1.62)
Year ended 3/31/1998                   26.70        .45           4.79          5.24       (.45)        (1.93)          (2.38)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 3/31/2002                   28.56        .11          (1.14)        (1.03)      (.44)            -            (.44)
Year ended 3/31/2001                   44.59        .47         (12.65)       (12.18)      (.11)        (3.74)          (3.85)
Period from 3/15/2000 to 3/31/2000     43.09        .03           1.47          1.50          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 3/31/2002                   28.56        .06          (1.14)        (1.08)      (.41)            -            (.41)
Period from 3/15/2001 to 3/31/2001     28.87        .06           (.37)         (.31)         -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 3/31/2002                   28.72        .26          (1.11)         (.85)      (.64)            -            (.64)
Period from 3/15/2001 to 3/31/2001     29.02        .07           (.37)         (.30)         -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Period from 2/15/2002 to 3/31/2002     26.02        .11           1.10          1.21          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Period from 2/19/2002 to 3/31/2002    25.54        .08           1.59          1.67          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Period from 2/15/2002 to 3/31/2002     26.02        .09           1.09          1.18          -             -               -
CLASS 529-E:
 Period 3/7/2002 to 3/31/2002          27.39        .06           (.22)         (.16)         -             -               -



                                                                Net assets,    Ratio of      Ratio of net
                                       Net asset                  end of      expenses to   income (loss)
                                     value, end of    Total       period      average net   to average net
                                        period      return/3/  (in millions)    assets          assets
-----------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 3/31/2002                    $27.23       (2.63)%      $27,765         .88%          1.21%
Year ended 3/31/2001                     28.72      (28.02)        28,963         .84           1.89
Year ended 3/31/2000                     44.61       54.32         38,837         .84            .93
Year ended 3/31/1999                     30.21        8.19         22,083         .84           1.45
Year ended 3/31/1998                     29.56       20.97         21,316         .86           1.64
-----------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 3/31/2002                     27.09       (3.34)           422        1.65            .41
Year ended 3/31/2001                     28.56      (28.53)           321        1.61           1.40
Period from 3/15/2000 to 3/31/2000       44.59        3.48             30        0.07            .06
-----------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 3/31/2002                     27.07       (3.53)           178        1.77            .22
Period from 3/15/2001 to 3/31/2001       28.56       (1.07)            10         .08            .18
-----------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 3/31/2002                     27.23       (2.71)           580         .95            .98
Period from 3/15/2001 to 3/31/2001       28.72       (1.03)             7         .05            .22
-----------------------------------------------------------------------------------------------------------
CLASS 529-A:
Period from 2/15/2002 to 3/31/2002       27.23        4.88              4         .13            .42
-----------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Period from 2/19/2002 to 3/31/2002      27.21        6.77              1         .20            .29
-----------------------------------------------------------------------------------------------------------
CLASS 529-C:
Period from 2/15/2002 to 3/31/2002       27.20        4.77              1         .22            .35
CLASS 529-E:
 Period 3/7/2002 to 3/31/2002            27.23        (.36)          -/4/         .09            .23


EuroPacific Growth Fund / Prospectus

                                              YEAR ENDED MARCH 31
                           2002         2001         2000         1999          1998
-----------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER         27%          37%          29%          32%           31%
RATE



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1998 and 1999 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Amount less than 1 million.
                                           EuroPacific Growth Fund / Prospectus

NOTES



                                     26
EuroPacific Growth Fund / Prospectus

NOTES



                                     27
[logo - EuroPacific Growth Fund(r)]      EuroPacific Growth Fund / Prospectus

[This page is intentionally left blank for this filing.]


                                     28

EuroPacific Growth Fund

[This page is intentionally left blank for this filing.]


                                     29
                                                        EuroPacific Growth Fund

[logo - American Funds (sm)]

                                          The right choice for the long term/SM/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
          FOR COLLEGEAMERICA       American Funds Service Company
                                   800 /421-0180, ext. 529
                                   American FundsLine(R)
          FOR 24                   800/325-3590
          -HOUR INFORMATION        American FundsLine OnLine(R)
                                   www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the SAI, Codes of Ethics or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

[LOGO - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-3734
EUPAC-010-0602/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management       Capital International
Capital Guardian        Capital Bank and Trust

                            EUROPACIFIC GROWTH FUND

                                     Part B
                      Statement of Additional Information

                                  June 1, 2002


This document is not a prospectus but should be read in conjunction with the current prospectus of EuroPacific Growth Fund (the "fund or "EUPAC") dated June 1, 2002. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                            EuroPacific Growth Fund
                              Attention: Secretary
                             333 South Hope Street
                          Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        9
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       21
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       26
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       30
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       33
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       37
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       37
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       38
Shareholder Account Services and Privileges . . . . . . . . . . . .       40
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       43
General Information . . . . . . . . . . . . . . . . . . . . . . . .       44
Class A Share Investment Results and Related Statistics . . . . . .       45
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       47
Financial Statements




                        EuroPacific Growth Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


INVESTMENT OBJECTIVE

..    Generally, the fund will invest at least 80% of its assets in securities of issuers domiciled in Europe and the Pacific Basin. Various factors will be considered when determining whether a country is part of Europe, including whether a country is part of the MSCI European indices. A country will be considered part of the Pacific Basin if any of its borders touches the Pacific Ocean.

..    Although the United States is considered part of the Pacific Basin, the fund will normally not purchase equity securities of issuers domiciled in the U.S. Cash and cash equivalents issued by U.S. issuers, however, will be treated as Pacific Basin assets.

DEBT SECURITIES

..    The fund may invest up to 5% of its assets in straight debt securities rated Baa or BBB or below by Moody's Investor Services, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality by Capital Research and Management Company (the "Investment Adviser").

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in


                        EuroPacific Growth Fund - Page 2
these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but considered to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities


                        EuroPacific Growth Fund - Page 3
may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be


                        EuroPacific Growth Fund - Page 4
issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


U.S. TREASURY AND AGENCY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. agency securities include those issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These securities include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


                        EuroPacific Growth Fund - Page 5

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund may not:

1. Invest in securities of another issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of the total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of the total assets, the fund may exceed the 5% limitation with regards to investments in the securities of any one foreign government);

2.   Invest in companies for the purpose of exercising control or management;

3. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Invest more than 5% of its total assets in the securities of other investment companies; such investments shall be limited to 3% of the voting stock of any investment company provided, however, that investment in the open market of a closed-end investment company where no


                        EuroPacific Growth Fund - Page 6
more than customary brokers' commissions are involved and investment in connection with a merger, consolidation, acquisition or reorganization shall not be prohibited by this restriction;

5. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

6. Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that entering into foreign currency contracts shall not be prohibited by this restriction;

7. Invest more than 10% of the value of its total assets in securities which are not readily marketable or more than 5% of the value of its total assets in securities which are subject to legal or contractual restrictions on resale (except repurchase agreements) or engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933. The fund may buy and sell securities outside the U.S. which are not registered with the Securities and Exchange Commission or marketable in the U.S. without regard to this restriction. The fund may not enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days. (See "Repurchase Agreements" above);

8. Lend any of its assets; provided, however that entering into repurchase agreements, investment in government obligations, publicly traded bonds, debentures, other debt securities or in cash equivalents such as short term commercial paper, certificates of deposit, or bankers acceptances, shall not be prohibited by this restriction;

9. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

10.  Purchase securities on margin;

11. Borrow amounts in excess of 5% of the value of its total assets or issue senior securities. In any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities;

12.  Mortgage, pledge or hypothecate its total assets to any extent;

13. Purchase or retain the securities of any issuer, if those individual officers and trustees of the fund, its investment adviser or principal underwriter, each owning beneficially more than ^ of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest more than 5% of the value of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

15.  Invest in puts, calls, straddles or spreads, or combinations thereof; or

16. Purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures.


                        EuroPacific Growth Fund - Page 7

With respect to fundamental investment restriction #7, the fund will not invest more than 10% of the value of its net assets in securities which are not readily marketable or more than 5% of the value of its net assets in securities which are subject to legal or contractual restrictions on resale (except repurchase agreements).


In addition, it is a non-fundamental policy of the fund that, as to 75% of the fund's total assets, investments in any one issuer will be limited to no more than 10% of the voting securities of such issuer.


                        EuroPacific Growth Fund - Page 8

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

                                   YEAR FIRST                                      NUMBER OF BOARDS
                       POSITION     ELECTED                                         WITHIN THE FUND
                       WITH THE     ATRUSTEE     PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE         FUND    OF THE FUND/1/           PAST 5 YEARS              TRUSTEE SERVES              BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Elisabeth Allison      Trustee       1991        Administrative Director,                 3            None
 Age: 55                                          ANZI, Ltd. (financial
                                                  publishing and consulting);
                                                  Publishing Consultant,
                                                  Harvard Medical School;
                                                  former Senior Vice President,
                                                  Planning and Development,
                                                  McGraw Hill, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox          Trustee       1984        Managing General Partner, Fox            7            Crompton Corporation
 Age:65                                           Investments LP; Professor and
                                                  Executive in Residence,
                                                  University of California,
                                                  Davis; former President and
                                                  Chief Executive Officer,
                                                  Foster Farms
-----------------------------------------------------------------------------------------------------------------------------------
 Alan Greenway          Trustee       1984        President, Greenway                      3            None
 Age: 74                                          Associates, Inc. (management
                                                  consulting services)
-----------------------------------------------------------------------------------------------------------------------------------
 Koichi Itoh            Trustee       1994        Managing Director, Itoh                  3            None
 Age: 61                                          Associates, Ltd.; former
                                                  President, Autosplice KK;
                                                  former President and Chief
                                                  Executive Officer, IMPAC
                                                  (management consulting
                                                  services); former Managing
                                                  Partner, VENCA Management
                                                  (venture capital)
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Kling       Trustee       1987        President, Minnesota Public              6            Irwin Financial
 Age: 60                                          Radio; President, Greenspring                         Corporation;St. Paul
                                                  Co.; President, American                              Companies
                                                  Public Media Group
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald       Trustee       1984        The IBJ Professor of Finance,            8            Plum Creek Timber Co.;
 Age: 64                                          Graduate School of Business,                          Scholastic Corporation;
                                                  Stanford University                                   iStar Financial, Inc.;
                                                                                                        Varian, Inc.; Capstone
                                                                                                        Turbine Corp.
-----------------------------------------------------------------------------------------------------------------------------------
 William I.             Trustee       1992        Chairman of the Board, Irwin             3            Cummins Engine Company,
 Miller/4/                                        Financial Corporation                                 Inc.; Tennant Company
 Age: 46
-----------------------------------------------------------------------------------------------------------------------------------
 Alessandro Ovi         Trustee       2002        Chief Executive Officer,                 2            ST Microelectronics; SEAT
 Age: 58                                          Tecnitel                                              (Telecom Italia); Koru &
                                                                                                        Ferry Europe
-----------------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton      Trustee       1996        Chairman/Chief Executive                 6            York Group, Inc.
 Age: 62                                          Officer, Cairnwood, Inc.
                                                  (venture capital investment)
-----------------------------------------------------------------------------------------------------------------------------------




                        EuroPacific Growth Fund - Page 9

                                                    PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST           PAST 5 YEARS AND
                                       ELECTED              POSITIONS HELD            NUMBER OF BOARDS
                        POSITION      A TRUSTEE        WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE    AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
    NAME AND AGE          FUND      OF THE FUND/1/            OF THE FUND              TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES /5,6/
-----------------------------------------------------------------------------------------------------------------------------------
 Mark E. Denning       President,        1994        Director, Capital Research               1            None
 Age: 44               Principal                     and Management Company
                       Executive
                       Officer
                       and
                       Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Gina H. Despres       Chairman          1999        Senior Vice President and                4            None
 Age: 60               of the                        Special Counsel, Capital
                       Board                         Research and Management
                                                     Company; Vice President,
                                                     Capital Strategy Research,
                                                     Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Thierry               Vice              1984        Director, Capital Research               1            None
 Vandeventer           Chairman                      and Management Company
 Age: 66               of the
                       Board
-----------------------------------------------------------------------------------------------------------------------------------





                       EuroPacific Growth Fund - Page 10

                                                                                  PRINCIPAL OCCUPATION(S) DURING
                                                                                  PAST 5 YEARS AND POSITIONS HELD
                             POSITION          YEAR FIRST ELECTED                    WITH AFFILIATED ENTITIES
                             WITH THE              AN OFFICER                      OR THE PRINCIPAL UNDERWRITER
   NAME AND AGE                FUND              OF THE FUND/1/                             OF THE FUND
--------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/6/
--------------------------------------------------------------------------------------------------------------------------------
 Stephen E. Bepler          Executive                 1984         Senior Vice President, Capital Research Company*
 Age: 59                  Vice President
--------------------------------------------------------------------------------------------------------------------------------
 Robert W.                 Senior Vice                1996         Senior Vice President and Director, Capital Research and
 Lovelace                   President                              Management Company; Director, American Funds Distributors,
 Age: 39                                                           Inc.*; President and Director, Capital Research Company*
--------------------------------------------------------------------------------------------------------------------------------
 Alwyn Heong                   Vice                   1998         Senior Vice President, Capital Research Company*
 Age: 42                    President
--------------------------------------------------------------------------------------------------------------------------------
 Hiromi Mizugaki               Vice                   1998         Vice President, Capital Research Company*
 Age: 40                    President
--------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti           Secretary                 1984         Vice President - Fund Business Management Group, Capital
 Age: 45                                                           Research and Management Company
--------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould            Treasurer                 1993         Vice President - Fund Business Management Group, Capital
 Age: 47                                                           Research and Management Company
--------------------------------------------------------------------------------------------------------------------------------
 Dayna G. Yamabe            Assistant                 1998         Vice President - Fund Business Management Group, Capital
 Age: 35                    Treasurer                              Research and Management Company
--------------------------------------------------------------------------------------------------------------------------------




                       EuroPacific Growth Fund - Page 11

* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each trustee as a director of a public company or a registered investment company.
4 May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

5 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).
6 All of the officers listed, except Hiromi Mizugaki, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET - 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                       EuroPacific Growth Fund - Page 12

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2001


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                             DOLLAR RANGE/1/ OF           FAMILY OVERSEEN
          NAME                FUND SHARES OWNED             BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Elisabeth Allison              Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Robert A. Fox                Over $100,000                Over $100,000
-------------------------------------------------------------------------------
 Alan Greenway                  $1 - $10,000            $50,001 - $100,000
-------------------------------------------------------------------------------
 Koichi Itoh                 $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 William H. Kling            $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 William I. Miller/2/          Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Alessandro Ovi                     None                       None
-------------------------------------------------------------------------------
 Kirk P. Pendleton             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/3/
-------------------------------------------------------------------------------
 Mark E. Denning               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Gina H. Despres                $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Thierry Vandeventer           Over $100,000               Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

3 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED MARCH 31, 2002

No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $21,000 to Trustees who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Trustees meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Trustees.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser.


                       EuroPacific Growth Fund - Page 13

                                                      TOTAL COMPENSATION (INCLUDING
                                                          VOLUNTARILY DEFERRED
                         AGGREGATE COMPENSATION             COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY         FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)    CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND           COMPANY OR ITS AFFILIATES/2/
-------------------------------------------------------------------------------------
 Elisabeth Allison              $27,000                        $ 67,000
-------------------------------------------------------------------------------------
 Robert A. Fox                  $24,500/3/                     $160,500/3/
-------------------------------------------------------------------------------------
 Alan Greenway                  $28,000                        $ 70,000
-------------------------------------------------------------------------------------
 Koichi Itoh                    $27,000/3/                     $ 68,000/3/
-------------------------------------------------------------------------------------
 William H. Kling               $25,500/3/                     $111,500/3/
-------------------------------------------------------------------------------------
 John G. McDonald               $25,500/3/                     $251,500/3/
-------------------------------------------------------------------------------------
 William I. Miller              $24,500/3/                     $ 62,500/3/
-------------------------------------------------------------------------------------
 Alessandro Ovi                  None/4/                       $ 17,500
-------------------------------------------------------------------------------------
 Kirk Pendleton                 $28,000/3/                     $148,500/3/
-------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2002 fiscal year for participating Trustees is as follows: Robert A. Fox ($281,489), Koichi Itoh ($143,243), William H. Kling ($185,618), John G.
  McDonald ($210,545), William I. Miller ($136,691) and Kirk P. Pendleton ($140,143). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.
4 Alessandro Ovi was elected Trustee effective January 1, 2002 and, therefore, received no compensation from the fund during the fiscal year ended March 31, 2002.

As of May 1, 2002, the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF TRUSTEES

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 17, 1983.


All fund operations are supervised by the fund's Board of Trustees, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


                       EuroPacific Growth Fund - Page 14

The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E and 529-F. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, including the right to vote any proxies relating to fund shares. As legal owner of fund shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF TRUSTEES

The fund has an Audit Committee comprised of Elisabeth Allison, Alan Greenway, Koichi Itoh and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent accountants and the full Board of Trustees. There were four Audit Committee meetings held during the 2002 fiscal year.


The fund has a Contracts Committee comprised of Elisabeth Allison, Robert A. Fox, Alan Greenway, Koichi Itoh, William H. Kling, John G. McDonald, Alessandro Ovi and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. William I. Miller is also a member of the Committee and may technically be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and service agreement, principal underwriting agreement, and plans of distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. There was one Contracts Committee meeting during the 2002 fiscal year.


The fund has a Nominating Committee comprised of Alan Greenway, William H. Kling, John G. McDonald and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and


                       EuroPacific Growth Fund - Page 15
recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates candidates for independent trustees to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. There were two Nominating Committee meetings during the 2002 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until December 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees. At its most recent meeting, the Committee considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund, fees and expenses borne by the fund, and financial results of the Investment Adviser.


                       EuroPacific Growth Fund - Page 16

Members of the Committee discussed the quality of services provided to the fund and noted that while absolute results were negative during 2000 and the first nine months of 2001, its results versus other international funds were favorable over those periods as well as for longer periods of time. The Committee also considered the quality and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to the fund.


The Committee observed the fund's expenses for the most recent fiscal year and earlier periods compared favorably to its peer group. The Committee also considered steps taken in recent years by the Investment Adviser to help control transfer agent expenses borne by the fund.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to trustees unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.69% on the first $500 million of the fund's average net assets, 0.59% of such assets in excess of $500 million but not exceeding $1.0 billion, 0.53% of such assets in excess of $1.0 billion but not exceeding $1.5 billion, 0.50% of such assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.48% of such assets in excess of $2.5 billion but not exceeding $4.0 billion, 0.47% of such assets in excess of $4.0 billion but not exceeding $6.5 billion, 0.46% of such assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.45% of such assets in excess of $10.5 billion but not exceeding $17 billion, 0.44% of such assets in excess of $17 billion but not exceeding $21 billion, 0.43% of such net assets in excess of $21 billion but not exceeding $27 billion, 0.425% of such net assets in excess of $27 billion but not exceeding $34 billion, 0.42% of such net assets in excess of $34 billion but not exceeding $44 billion, and 0.415% of such net assets in excess of $44 billion.


The Investment Adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any


                       EuroPacific Growth Fund - Page 17
such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2002, 2001 and 2000, the Investment Adviser received from the fund advisory fees of $130,797,000, $155,060,000 and $131,596,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's Class C, F and 529 shares will continue in effect until December 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each respective applicable share class.


Administrative service fees paid for Class C and F shares for the fiscal period ended 2002 were $215,000 and $502,000, respectively.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


                       EuroPacific Growth Fund - Page 18

The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR

                                           FISCAL YEAR/PERIOD       REVENUE          COMPENSATION
---------------------------------------------------------------
                                                               OR FEES RETAINED       TO DEALERS
                                                               --------------------------------------
                 CLASS A                          2002            $ 4,929,000         $22,338,000
                                                  2001            $ 9.936,000         $45,888,000
                                                  2000            $11,090,000         $52,981,000
                 CLASS B                          2002            $ 1,419,000         $ 5,982,000
                                                  2001            $ 2,585,000         $15,106,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2002            $    12,000         $    75,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2002            $    29,000         $     3,000
-----------------------------------------------------------------------------------------------------



                       EuroPacific Growth Fund - Page 19

The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the fund are committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of its average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of its average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of its average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of its average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of its average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of its average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of March 31, 2002, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A and Class 529-A shares totaled $25,873,000 and $2,000, respectively.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the


                       EuroPacific Growth Fund - Page 20

Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares: 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.


During the 2002 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                               12B-1 EXPENSES            12B-1 LIABILITY

--------------------------        ACCRUED                  OUTSTANDING
                          ----------------------------------------------------
        CLASS A                 $69,580,000                 $4,819,000
------------------------------------------------------------------------------
        CLASS B                 $ 3,703,000                 $  352,000
------------------------------------------------------------------------------
        CLASS C                 $   851,000                 $  142,000
------------------------------------------------------------------------------
        CLASS F                 $   679,000                 $  118,000
------------------------------------------------------------------------------
      CLASS 529-A               $       432                 $       93
------------------------------------------------------------------------------
      CLASS 529-B               $       380                 $      366
------------------------------------------------------------------------------
      CLASS 529-C               $       533                 $      523
------------------------------------------------------------------------------
      CLASS 529-E               $         6                 $        6
------------------------------------------------------------------------------


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute


                       EuroPacific Growth Fund - Page 21
annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may or may not apply to you depending on whether you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividend and capital gain distributions by 529 share classes will be automatically reinvested.


                       EuroPacific Growth Fund - Page 22

     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


                       EuroPacific Growth Fund - Page 23

     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.



     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would


                       EuroPacific Growth Fund - Page 24
nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.


Redemptions of shares, including exchanges for shares of another American Fund, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a


                       EuroPacific Growth Fund - Page 25
shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                       EuroPacific Growth Fund - Page 26

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      establish the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------




                       EuroPacific Growth Fund - Page 27

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may only be purchased by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are only offered in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deductions as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


                       EuroPacific Growth Fund - Page 28

FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.



                       EuroPacific Growth Fund - Page 29

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409




                       EuroPacific Growth Fund - Page 30

                               SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)

                                                                                             DEALER
                                                                     SALES CHARGE AS       COMMISSION
                                                                    PERCENTAGE OF THE:    AS PERCENTAGE
                                                                    ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                              NET AMOUNT  OFFERING     OFFERING
                                                                   -INVESTED-   PRICE         PRICE
------------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                                  6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                                  5.26       5.00          4.25
$50,000 but less than $100,000. .                                    4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                                   3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                                    3.63       3.50          2.75
$250,000 but less than $500,000 .                                    2.56       2.50          2.00
$500,000 but less than $750,000 .                                    2.04       2.00          1.60
$750,000 but less than $1 million                                    1.52       1.50          1.20
$1 million or more. . . . . . . .                                    none       none          none
----------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are


                       EuroPacific Growth Fund - Page 31
not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(7) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(8) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A Shares" and "CDSC Waivers for Class B and C Shares" below.


                       EuroPacific Growth Fund - Page 32

CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



   CONTINGENT DEFERRED SALES CHARGE ON
         SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 --------------------------------------------------------------------------
                    1                                   5.00%
                    2                                   4.00
                    3                                   4.00
                    4                                   3.00
                    5                                   2.00
                    6                                   1.00



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B and C shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F AND CLASS 529-E SALES CHARGE - Class F and 529-E shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the


                       EuroPacific Growth Fund - Page 33
automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III


                       EuroPacific Growth Fund - Page 34
     variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts. Accounts will be aggregated at the account owner level. Class 529-E accounts may only be aggregated with an eligible employer plan.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;


                       EuroPacific Growth Fund - Page 35

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described under the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).

(2) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.


                       EuroPacific Growth Fund - Page 36

(3) Distributions from 403(b) plans or IRAs due to attainment of age 59-1/2, and required minimum distributions from retirement accounts upon the attainment of age 70-1/2. Such distributions may not exceed 12% of the value of the account annually.

(4)  Tax-free returns of excess contributions to IRAs.

(5) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC.

(6) For Class 529-A shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship.

CDSC WAIVERS FOR CLASS B AND C SHARES - Any CDSC on Class B and C shares may be waived in the following cases:


(1) Redemptions through systematic withdrawal plans ("SWPs") (see "Automatic Withdrawals" below) not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% SWP limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2. Such distributions may not exceed 12% of the value of the account annually.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

(4) For Class 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship.

CDSC waivers on Class A, B and C shares are allowed only in the cases listed above. For example, CDSC waivers will not be allowed for:

     .Redemptions of dividend and capital gain distributions, redemptions of appreciated shares, redemptions through SWPs, and required minimum distributions, to the extent in aggregate they exceed 12% of an account value; or

     .Redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that


                       EuroPacific Growth Fund - Page 37

          CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: 1) Class A shares at net asset value; 2) Class A shares subject to the applicable initial sales charge; 3) Class B shares; 4) Class C shares; or 5) Class F shares. Plan assets invested in Class A shares with a sales charge, B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate which share class plan assets should be invested in and which do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions will not be allowed to be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is


                       EuroPacific Growth Fund - Page 38
the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Trustees.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares may only be sold through fee--


                       EuroPacific Growth Fund - Page 39
based programs of investment firms and registered investment advisers with special agreements with the fund's distributor.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     -Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -  Made payable to someone other than the registered shareholder(s);
             or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     - Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     -     Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.


                       EuroPacific Growth Fund - Page 40

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls


                       EuroPacific Growth Fund - Page 41
in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividend and capital gain distributions paid by the 529 share classes will automatically be reinvested.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may


                       EuroPacific Growth Fund - Page 42
result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of Shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, except the 529 classes of shares, you may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the funds in The American Funds Group. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through


                       EuroPacific Growth Fund - Page 43

American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Declaration of Trust permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment


                       EuroPacific Growth Fund - Page 44

Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2002, 2001 and 2000, amounted to $31,219,000, $49,181,000 and $31,649,000, respectively.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $30,762,000 for Class A shares and $485,000 for Class B shares for the 2002 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Trustees.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on March 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel;


                       EuroPacific Growth Fund - Page 45
ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- MARCH 31, 2002

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $27.29
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $28.95


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 0.84% based on a 30-day (or one month) period ended March 31, 2002, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended March 31, 2002 were -8.23%, 5.93% and 9.76%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended March 31, 2002 were -2.63%, 7.19% and 10.41%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


                       EuroPacific Growth Fund - Page 46

In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


                       EuroPacific Growth Fund - Page 47

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


                       EuroPacific Growth Fund - Page 48

"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA

"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A
"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."


                       EuroPacific Growth Fund - Page 49

CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."


                       EuroPacific Growth Fund - Page 50


[pie chart]
Industry Diversification
PHARMACEUTICALS                                   10.73%
BANKS                                                8.34
OIL & GAS                                            7.11
FOOD PRODUCTS                                        5.35
SEMICONDUCTOR EQUIPMENT & PRODUCTS                   4.86
OTHER INDUSTRIES                                    49.60
BONDS & NOTES                                        0.02
CASH & EQUIVALENTS                                  13.99
[end chart]
                                                  of Net
Ten Largest Equity Holdings                       Assets

AstraZeneca                                          4.36
Taiwan Semiconductor Manufacturing Co                2.32
ING Groep                                            1.76
Petroleo Brasileiro SA - Petrobras                   1.67
Nestle                                               1.51
Bank of Nova Scotia                                  1.38
Vodafone Group                                       1.21
Aventis                                              1.18
Hon Hai Precision Industry Co                        1.15
Koninklijke Ahold                                    1.12

Europacific Growth Fund
Investment portfolio, March 31, 2002



                                                                                                 Shares or        Market
                                                                                                 principal         value
Equity securities (common and preferred stocks                                                      amount         (000)
 and convertible debentures)
PHARMACEUTICALS  -  10.73%
AstraZeneca PLC (Sweden)                                                                  20,399,385          $ 1,013,270
AstraZeneca PLC (United Kingdom)                                                           4,993,900              248,215
Aventis SA (France)                                                                        4,955,000              341,851
Novartis AG (Switzerland)                                                                  6,124,000              240,617
Elan Corp., PLC (ADR) (Ireland) (1)                                                       16,675,800              231,960
Sanofi-Synthelabo (France)                                                                 3,290,000              210,932
UCB NV (Belgium)                                                                           4,045,486              156,819
Shionogi & Co., Ltd. (Japan)                                                              10,124,000              151,879
Chugai Pharmaceutical Co., Ltd. (Japan)                                                   12,602,000              138,323
Novo Nordisk A/S, Class B (Denmark)                                                        3,425,000              136,325
H. Lundbeck A/S (Denmark) (1)                                                              4,729,822              135,859
Shire Pharmaceuticals Group PLC (United Kingdom) (1)                                       3,984,434               30,839
Shire Pharmaceuticals Group PLC (ADR) (1)                                                    903,000               21,194
GlaxoSmithKline PLC (United Kingdom)                                                       2,000,000               47,152


BANKS  -  8.34%
Bank of Nova Scotia (Canada)                                                              12,098,200              399,502
HBOS PLC (United Kingdom)                                                                 20,732,119              224,149
Westpac Banking Corp. (Australia)                                                         24,863,254              207,098
ABN AMRO Holding NV (Netherlands)                                                         10,446,564              198,107
Lloyds TSB Group PLC (United Kingdom)                                                     17,500,000              179,850
Allied Irish Banks, PLC (Ireland)                                                         11,840,000              145,425
HSBC Holdings PLC (United Kingdom)                                                        12,121,121              139,952
Royal Bank of Canada (Canada)                                                              4,005,400              133,748
Credit Suisse Group (Switzerland) (1)                                                      3,368,853              127,563
DBS Group Holdings Ltd. (Singapore)                                                       14,586,350              117,089
Svenska Handelsbanken Group, Class A (Sweden)                                              7,430,000              106,418
Hang Seng Bank Ltd. (Hong Kong)                                                            8,605,100               96,268
Australia and New Zealand Banking Group Ltd. (Australia)                                   8,776,104               83,216
Unibanco-Uniao de Bancos Brasileiros SA,                                                   3,280,000               80,196
 units (GDR) (Brazil)
Sumitomo Mitsui Banking Corp. (Japan)                                                     16,258,000               64,958
Societe Generale (France)                                                                    835,000               52,734
UFJ Holdings, Inc. (Japan) (1)                                                                 7,750               17,819
UFJ International Finance (Bermuda) Trust 0.53%                                        3,000,000,000               11,619
 convertible preferred 2014 (1)
Mizuho Holdings, Inc. (Japan)                                                                  8,373               19,063
National Australia Bank Ltd. (Australia)                                                     489,400                8,923


OIL & GAS  -  7.11%
Petroleo Brasileiro SA - Petrobras, ordinary                                              18,222,300              482,344
 nominative (ADR) (Brazil)
Royal Dutch Petroleum Co. (New York registered)                                            1,950,000              105,924
 (Netherlands)
Royal Dutch Petroleum Co.                                                                  1,000,000               54,662
Shell Transport and Trading Co., PLC (New York                                             1,675,000               74,169
 registered) (United Kingdom)
Shell Transport and Trading Co., PLC                                                       9,200,000               68,585
Norsk Hydro AS (Norway)                                                                    5,440,000              263,050
Norsk Hydro AS (ADR)                                                                         500,000               23,955
ENI SpA (Italy)                                                                           15,750,000              230,136
Sasol Ltd. (South Africa)                                                                 16,294,100              181,205
Petro-Canada (Canada)                                                                      6,950,000              179,116
TOTAL FINA ELF SA, Class B (France)                                                        1,093,378              168,582
TOTAL FINA ELF SA STRIP VVPR(1)                                                              180,000                    2
LUKoil Holding (ADR) (Russia)                                                              2,417,600              142,034
Suncor Energy Inc. (Canada)                                                                1,503,112               54,249
Statoil ASA (formerly Den norske stats                                                     3,960,835               31,361
 oljeselskap AS (Norway) (1)


FOOD PRODUCTS  -  5.35%
Nestle SA (Switzerland)                                                                    1,965,000              436,511
Unilever PLC (United Kingdom)                                                             39,152,700              313,642
Groupe Danone (France)                                                                     2,305,000              271,265
Koninklijke Numico NV, Class C (Netherlands)                                               7,825,900              215,422
Orkla AS (Norway) (2)                                                                     11,024,000              198,886
Unilever NV (Netherlands)                                                                  1,675,000               96,008
Yakult Honsha Co., Ltd. (Japan)                                                            1,823,000               17,797

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  4.86%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                 243,312,918              672,578
Rohm Co., Ltd. (Japan)                                                                     1,843,300              271,805
Samsung Electronics Co., Ltd. (South Korea)                                                  800,000              223,538
ASML Holding NV (Netherlands) (1)                                                          2,500,000               62,937
ASML Holding NV (New York registered) (1)                                                  1,500,000               38,055
Tokyo Electron Ltd. (Japan)                                                                1,260,000               85,583
Arm Holdings PLC (United Kingdom) (1)                                                     13,000,000               52,626


MEDIA  -  4.75%
News Corp. Ltd. (ADR) (Australia)                                                          3,845,300              109,130
News Corp. Ltd., preferred                                                                10,341,024               60,698
News Corp. Ltd.                                                                            7,052,125               49,371
News Corp. Ltd., preferred (ADR)                                                             745,100               17,882
Vivendi Universal  (France)                                                                5,600,942              217,505
Vivendi Universal (ADR)                                                                      270,000               10,395
Grupo Televisa, SA, ordinary participation                                                 4,128,400              200,269
 certificates (ADR) (Mexico) (1)
Granada PLC  (United Kingdom)                                                             63,964,920              124,911
WPP Group PLC (United Kingdom)                                                             8,900,000              101,742
Pearson PLC (United Kingdom)                                                               7,117,272               91,508
Nippon Television Network Corp. (Japan)                                                      300,790               68,480
Mediaset SpA (Italy) (3)                                                                   4,138,700               35,493
Mediaset SpA                                                                               2,520,200               21,613
British Sky Broadcasting Group PLC (United Kingdom) (1)                                    4,000,000               47,437
Arnoldo Mondadori Editore SpA (Italy)                                                      5,450,200               40,673
Modern Times Group MTG AB, Class B (ADR) (Sweden) (1)                                      1,059,110               29,422
Modern Times Group MTG AB, Class B (1)                                                       302,260                8,309
Daily Mail and General Trust PLC, Class A,                                                 2,969,700               31,324
 nonvoting (United Kingdom)
Independent News & Media PLC (Ireland)                                                    14,145,031               27,108
Thomson Corp. (Canada)                                                                       650,000               21,480
SES GLOBAL SA, Class A (FDR) (Belgium)                                                     2,000,000               19,600
EMI Group PLC (United Kingdom)                                                             3,400,000               17,568
Telewest Communications PLC (United Kingdom) (1)                                          77,919,721               14,439
Reuters Group PLC (United Kingdom)                                                           398,000                3,072
KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (3) (4)                                    3,430,000                2,977
United Pan-Europe Communications NV (Netherlands) (1)                                     12,443,500                1,843
KirchPayTV GmbH & Co. KGaA, nonvoting                                                      2,158,091                  768
 (Germany) (1) (3) (4)


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.71%
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                             72,023,600              332,163
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                          3,730,000              219,495
Murata Manufacturing Co., Ltd. (Japan)                                                     2,470,000              158,460
EPCOS AG (Germany)                                                                         2,970,600              136,941
Hoya Corp. (Japan)                                                                         1,624,000              110,674
Hirose Electric Co., Ltd. (Japan)                                                            840,000               58,828
Hitachi, Ltd. (Japan)                                                                      6,163,000               43,115
Nippon Electric Glass Co., Ltd. (Japan)                                                    1,483,000               14,992


WIRELESS TELECOMMUNICATION SERVICES  -  3.40%
Vodafone Group PLC (United Kingdom)                                                      189,662,891              350,773
America Movil SA de CV, Series L (ADR) (Mexico)                                           12,099,800              240,302
America Movil SA de CV, Series L (Mexico)                                                 19,225,000               19,078
NTT DoCoMo, Inc. (Japan) (1) (5)                                                              39,620              104,837
NTT DoCoMo, Inc.                                                                               9,905               26,284
KDDI Corp. (Japan)                                                                            43,693              113,638
China Unicom Ltd. (China) (1)                                                            102,246,000               99,637
China Mobile (Hong Kong) Ltd. (China) (1)                                                  9,000,000               27,811
Turkcell Iletisim Hizmetleri AS (Turkey) (1)                                             471,417,399                3,032

Munchener Ruckversicherungs-Gesellschaft AG (Germany)
INSURANCE  -  2.80%
Allianz AG (Germany)                                                                       1,206,000              284,698
Mitsui Sumitomo Insurance Co., Ltd. (formerly Mitsui
 Marine and Fire Insurance Co., Ltd. &
   Sumitomo Marine & Fire Insurance Co., Ltd.) (Japan)                                    22,896,000              104,598
Yasuda Fire and Marine Insurance Co., Ltd. (Japan)                                        15,999,000               82,256
Munchener Ruckversicherungs-Gesellschaft AG (Germany)                                        330,000               81,927
AEGON NV (Netherlands)                                                                     2,854,513               69,574
Swiss Re America Holding Corp. 3.25% convertible                                       $  70,790,000               65,212
 debentures 2021 (Switzerland)(3)(6)
Manulife Financial Corp. (Canada)                                                          1,420,000               38,979
NIPPONKOA Insurance Co., Ltd. (Japan)                                                     10,217,000               36,971
Nichido Fire and Marine Insurance Co., Ltd. (Japan) (4)                                    6,845,000               32,638
Zurich Financial Services (Switzerland)                                                       55,000               12,741


AUTOMOBILES  -  2.74%
Honda Motor Co., Ltd. (Japan)                                                              6,113,900              247,967
Suzuki Motor Corp. (Japan)                                                                19,015,000              217,744
Nissan Motor Co., Ltd. (Japan)                                                            19,011,000              134,431
DaimlerChrysler AG (Germany)                                                               2,525,400              114,504
Bayerische Motoren Werke AG (Germany)                                                      1,470,000               58,520
Volkswagen AG (Germany)                                                                      400,000               20,906


DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.60%
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                      7,049,000              284,709
Telefonos de Mexico, SA de CV, Class L                                                    19,225,000               38,562
Hellenic Telecommunications Organization SA (Greece)                                       9,750,000              141,327
Korea Telecom Corp. (ADR) (South Korea)                                                    4,394,500              105,380
Korea Telecom Corp.                                                                          374,330               17,708
Cia. de Telecomunicaciones de Chile SA, preferred                                          5,506,673               82,435
 nominative (ADR) (Chile) (1)
Philippine Long Distance Telephone Co. (ADR) (Philippines)                                 4,286,764               44,582
Videsh Sanchar Nigam Ltd. (ADR) (India)                                                    2,763,338               21,692
Videsh Sanchar Nigam Ltd.                                                                  1,350,000                5,197
BCE Inc. (Canada)                                                                            598,133               10,505


DIVERSIFIED FINANCIALS  -  2.53%
ING Groep NV (Netherlands)                                                                17,659,768              479,963
ING Groep NV, Class B, warrants, expire 2008 (1)                                           1,730,000               30,743
ORIX Corp. (Japan)                                                                           664,400               49,085
ORIX Corp. (ADR)                                                                             189,600                7,148
Wharf (Holdings) Ltd. (Hong Kong)                                                         21,620,000               51,423
STB Cayman Capital, Ltd. 0.50% convertible                                               Yen 5,925,000,000         47,257
 debentures 2007 (Japan)
Ayala Corp. (Philippines)                                                                232,460,000               29,189
Groupe Bruxelles Lambert SA (Belgium)                                                        410,000               22,768
First Pacific Co. Ltd. (Hong Kong)                                                       109,500,000               15,163


PAPER & FOREST PRODUCTS  -  2.43%
UPM-Kymmene Corp. (Finland)                                                                7,730,800              263,985
Stora Enso Oyj, Class R  (Finland)                                                        14,648,443              185,024
Sappi Ltd. (South Africa)                                                                 10,861,000              141,874
Abitibi-Consolidated Inc. (Canada)                                                        12,500,000              111,803


METALS & MINING  -  2.34%
Pohang Iron & Steel Co., Ltd. (South Korea)                                                2,132,200              225,039
Cia. Vale do Rio Doce, preferred nominative (Brazil)                                       6,444,800              169,162
BHP Billiton PLC (United Kingdom)                                                         16,618,800               94,813
WMC Ltd. (Australia)                                                                      14,583,500               75,716
Anglo American PLC (United Kingdom)                                                        2,720,391               45,236
Xstrata PLC (United Kingdom) (1)                                                           2,521,500               35,906
Anglo American Platinum Corp. Ltd. (South Africa)                                            722,321               31,685



COMMERCIAL SERVICES & SUPPLIES  -  1.83%
Brambles Industries PLC (United Kingdom)                                                  31,700,000              151,596
Securitas AB, Class B (Sweden)                                                             4,608,000               91,332
Brambles Industries Ltd. (Australia)                                                      16,329,089               82,775
Hays PLC (United Kingdom)                                                                 25,427,048               65,420
Secom Co., Ltd. (Japan)                                                                    1,480,000               63,931
Buhrmann NV (Netherlands)                                                                  4,203,132               54,920
Rentokil Initial PLC (United Kingdom)                                                      5,000,000               20,169


BEVERAGES  -  1.74%
Foster's Group Ltd. (Australia)                                                           73,345,217              181,204
Heineken NV (Netherlands)                                                                  4,303,750              175,078
Coca-Cola HBC SA (Greece)                                                                  3,364,583               45,135
Diageo PLC (United Kingdom)                                                                3,300,000               43,181
Ito En, Ltd. (Japan)                                                                       1,165,000               40,839
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                          410,000               19,332



SPECIALTY RETAIL  -  1.66%
INDITEX SA (Spain) (1)                                                                    10,311,087              193,562
Dixons Group PLC (United Kingdom)                                                         46,654,418              173,901
Kingfisher PLC (United Kingdom)                                                           16,515,157               91,103
FAST RETAILING CO., LTD. (Japan)                                                             897,400               21,649


HOUSEHOLD DURABLES  -  1.53%
Nintendo Co., Ltd. (Japan)                                                                 1,788,000              264,999
Sony Corp. (Japan)                                                                         2,419,400              122,201
Sekisui House, Ltd. (Japan)                                                                5,820,000               40,540
Daiwa House Industry Co., Ltd. (Japan)                                                     2,560,000               15,729


FOOD & DRUG RETAILING  -  1.52%
Koninklijke Ahold NV (Netherlands)                                                        12,414,700              325,299
Woolworths Ltd. (Australia)                                                               12,977,876               86,424
Seven-Eleven Japan Co., Ltd. (Japan)                                                         900,000               27,818


ELECTRIC UTILITIES  -  1.47%
National Grid Group PLC (United Kingdom)                                                  34,716,000              229,236
Scottish Power PLC (United Kingdom)                                                       29,077,300              149,001
Korea Deposit Insurance Corp. 2.25% convertible                                        $  35,300,000               40,286
 debentures 2005 (South Korea) (3)
Manila Electric Co., Class A (GDR)                                                         2,310,000                5,056
 (Philippines) (1) (3) (4)
Manila Electric Co., share purchase right,                                                 2,234,900                1,174
 expire 2002 (1) ( 4)


REAL ESTATE  -  0.88%
Sun Hung Kai Properties Ltd. (Hong Kong)                                                   8,150,000               61,917
Hongkong Land Holdings Ltd. (Hong Kong)                                                   34,363,300               59,449
Cheung Kong (Holdings) Ltd. (Hong Kong)                                                    5,500,000               49,189
Sumitomo Realty & Development Co., Ltd. (Japan)                                            8,443,000               42,581
Security Capital Global Realty (Luxembourg) (1) (3) (4)                                    1,029,184               18,937
Mitsubishi Estate Co., Ltd. (Japan)                                                        1,700,000               11,944
Land Securities PLC (United Kingdom)                                                         803,408               10,226


INDUSTRIAL CONGLOMERATES  -  0.88%
Siemens AG (Germany)                                                                       3,150,000              205,797
Hutchison Whampoa Ltd. (Hong Kong)                                                         3,558,500               31,369
Smiths Group PLC (United Kingdom)                                                          1,470,758               17,002


ELECTRICAL EQUIPMENT  -  0.82%
Johnson Electric Holdings Ltd. (Hong Kong)                                                89,706,000              125,950
Nitto Denko Corp. (Japan)                                                                  2,680,000               77,380
Matsushita Electric Works, Ltd. (Japan)                                                    3,655,000               27,251
Elektrim SA 3.75% convertible debentures 2004 (Poland) (4)                                  Euro 9,100,000          6,342


COMMUNICATIONS EQUIPMENT  -  0.81%
Nokia Corp., Class A (Finland)                                                             7,680,000              162,100
Nokia Corp., Class A (ADR)                                                                 2,400,000               49,776
ECI Telecom Ltd. (Israel)                                                                  2,935,000               11,945
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                                          2,400,000               10,139


BUILDING PRODUCTS  -  0.79%
Asahi Glass Co., Ltd. (Japan)                                                             26,044,000              158,247
Tostem Inax Holding Corp. (formerly TOSTEM CORP.) (Japan)                                  4,408,000               58,253
Nippon Sheet Glass Co., Ltd. (Japan)                                                       3,296,000               11,306


AIRLINES  -  0.77%
British Airways PLC (United Kingdom)                                                      47,677,700              165,822
Air France (France)                                                                        1,150,000               20,035
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                     390,000               11,704
Ryanair Holdings PLC (1)                                                                     519,200                3,021
Cathay Pacific Airways Ltd. (Hong Kong) (1)                                                7,510,000               11,411
Singapore Airlines Ltd. (Singapore)                                                        1,270,000                9,919


OFFICE ELECTRONICS  -  0.68%
Canon, Inc. (Japan)                                                                        5,570,000              198,194


CONSTRUCTION MATERIALS  -  0.57%
Cemex, SA de CV, ordinary participation certificates,                                      3,850,000              113,729
 units (ADR) (Mexico)
Cemex, SA de CV, warrants, expire 2004 (1)                                                   262,457                1,066
Holcim Ltd. (Switzerland)                                                                    180,000               40,734
Heidelberger Zement AG (Germany)                                                             236,700               10,938


MULTILINE RETAIL  -  0.52%
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                           40,355,918              132,865
Wal-Mart de Mexico, SA de CV, Series C                                                     6,037,600               17,358


MACHINERY  -  0.51%
Mitsubishi Heavy Industries, Ltd. (Japan)                                                 27,300,000               88,908
Metso Oyj (Finland)                                                                        5,000,000               60,541



OTHER  INDUSTRIES -  3.68%
NEC Corp. (Japan)                                                                         16,900,000              136,958
SAP AG (Germany)                                                                             833,700              126,365
L'Air Liquide (France)                                                                       609,814               89,349
GKN PLC (United Kingdom)                                                                  17,950,000               88,271
Bombardier Inc., Class B (Canada)                                                          8,594,800               77,414
Essilor (France)                                                                           1,805,000               64,544
Swedish Match AB (Sweden)                                                                  9,377,599               62,408
Gallaher Group PLC (United Kingdom)                                                        7,428,102               57,175
Infosys Technologies Ltd. (India)                                                            685,300               52,717
TPG NV (Netherlands)                                                                       2,507,541               52,052
Hindustan Lever Ltd. (India)                                                               9,000,000               41,583
ALTRAN Technologies (France)                                                                 635,000               36,287
Compass Group PLC (United Kingdom)                                                         5,063,630               33,923
Smurfit Group (Ireland)                                                                   13,500,000               30,928
Serono SA, Class B (Switzerland)                                                              30,000               26,372
Cie. Financiere Richemont AG, units, Class A (Switzerland)                                 1,022,812               23,541
BAE SYSTEMS PLC (United Kingdom)                                                           4,101,690               19,586
Finmeccanica SpA (Italy) (1)                                                              22,000,000               19,356
Shiseido Co., Ltd. (Japan)                                                                 1,014,000               10,075
Nippon COMSYS Corp. (Japan)                                                                1,730,000                9,142
Autoroutes du Sud de la France (France) (1)                                                  143,300                3,333
THUS Group PLC  (United Kingdom) (1)                                                      15,186,935                3,301
Lernout & Hauspie Speech Products NV (Belgium) (1)                                           260,000                    5
I.T.C. Ltd. (India) (4)                                                                          200
TI Automotive Ltd., Class A (United Kingdom) (1) (4)                                       3,197,300


Miscellaneous  -  1.64%
Other equity securities in initial period of acquisition                                                          474,521


Total equity securities (cost: $21,980,144,000)                                                                24,894,222



                                                                                                 Principal        Market
                                                                                                    amount         value
Bonds & notes                                                                                        (000)         (000)

Non-U.S. Government Obligations  -  0.02%
Argentina (Republic of) 11.75% 2009                                                                  $9,185        $2,296
Argentina (Republic of) 12.25% 2018 (7)                                                               8,899         1,824
Argentina (Republic of) 7.00%/15.50% 2008 (8)                                                         1,600           412
Argentina (Republic of) 12.00% 2031 (7)                                                                 318            70



Total bonds and notes (cost: $5,249,000)                                                                            4,602



                                                                                                 Principal        Market
                                                                                                    amount         value
Short-term securities                                                                                (000)         (000)

Corporate short-term notes  -  5.34%
J.P. Morgan Chase & Co. 1.78%-1.79% due 4/1-4/30/2002                                              $108,550      $108,509
ING America Insurance Holdings Inc. 1.80% due 5/13/2002                                              50,000        49,892
Internationale Nederlanden (U.S.) Funding Corp.                                                      50,000        49,882
 1.80% due 5/17/2002
CBA (Delaware) Finance Inc. 1.61%-1.89% due 4/16-6/13/2002                                          100,000        99,736
Spintab AB 1.80%-1.93% due 5/3-6/19/2002                                                             96,500        96,227
Den Danske Corp. Inc. 1.62%-1.82% due 4/4-5/13/2002                                                  91,700        91,572
American Honda Finance Corp. 1.78%-1.82% due 4/11-5/21/2002                                          84,200        84,037
Bank of Nova Scotia 1.77%-1.90% due 4/26-6/21/2002                                                   79,600        79,376
Eksportfinans ASA 1.86%-1.90% due 6/10-6/12/2002                                                     78,300        77,984
American General Finance Corp. 1.78%-1.82% due 4/19-5/10/2002                                        67,200        67,109
Barclays U.S. Funding Corp. 1.75%-1.79% due 4/8-4/23/2002                                            60,900        60,856
Canadian Wheat Board 1.84%-2.17% due 4/4-4/15/2002                                                   60,310        60,277
Kraft Foods Inc. 1.78%-1.82% due 4/17-5/14/2002                                                      55,000        54,921
Verizon Network Funding Corp. 1.80%-1.815%                                                           54,200        54,107
 due 4/29-5/20/2002
Deutsche Bank Financial LLC 1.74% due 4/9/2002                                                       50,000        49,978
Westpac Trust Securities NZ Ltd. 1.72%-1.75%                                                         50,000        49,966
 due 4/10-4/18/2002
Ciesco LP 1.78%-1.81% due 4/5-5/6/2002                                                               50,000        49,936
Stadshypotek AB 1.82% due 5/8/2002 (3)                                                               50,000        49,904
ABN AMRO North America Finance Inc. 1.73% due 5/28/2002                                              50,000        49,860
Societe Generale North America Inc. 1.80% due 4/8/2002                                               33,600        33,587
KfW International Finance Inc. 1.72%-1.91%                                                           30,700        30,625
 due 4/11-6/24/2002
Motiva Enterprises LLC 1.78%-1.80% due 4/3-4/12/2002                                                 30,000        29,989
Reseau Ferre de France 1.78% due 4/2/2002                                                            25,000        24,997
General Electric Capital Corp. 1.77% due 4/8/2002                                                    25,000        24,990
ANZ (Delaware) Inc. 1.74% due 4/10/2002                                                              25,000        24,988
Merck & Co., Inc. 1.77% due 4/29/2002                                                                25,000        24,964
BP Amoco Capital PLC 1.78% due 5/7/2002                                                              25,000        24,954
BNP Paribas Financing Inc.1.89% due 6/24/2002                                                        25,000        24,882
Toronto-Dominion Holdings USA Inc. 1.70% due 4/11/2002                                               19,000        18,990


Federal agency discount notes  -  5.30%
Fannie Mae 1.57%-2.10% due 4/3-7/17/2002                                                            658,750       657,149
Freddie Mac 1.67%-2.165% due 4/2-6/28/2002                                                          447,000       445,952
Federal Home Loan Bank 1.67%-1.94% due 4/17-6/14/2002                                               301,832       301,156
International Bank for Reconstruction and                                                            75,000        74,859
 Development 1.76%-1.77% due 5/6-5/13/2002
Sallie Mae 1.93% due 5/16/2002 (6)                                                                   30,000        30,000
Federal Farm Credit Bank 1.95% due 5/14/2002                                                         25,000        24,940


Certificates of deposit  -  2.35%
Lloyds Bank PLC Euro CD 1.81%-1.90% due 5/22-6/18/2002                                               90,000        89,997
Toronto-Dominion Bank 1.78%-1.91% due 4/29-6/21/2002                                                 85,000        84,992
Royal Bank of Scotland Group PLC Euro CD 1.76% due 5/15/2002                                         75,000        75,001
Rabobank Nederland NV 1.66%-1.93% due 4/30-5/16/2002                                                 70,000        70,008
Svenska Handelsbanken Inc. Euro CD 1.97% due 7/12/2002                                               50,000        49,998
ABN AMRO North America Finance Inc. 1.61%-1.84%                                                      50,000        49,997
 due 4/16-6/11/2002
BNP Paribas Euro CD 1.92% due 6/25/2002                                                              50,000        49,997
Canadian Imperial Bank of Commerce 1.62%-1.91%                                                       40,200        40,199
 due 4/22-6/14/2002
Barclays Bank PLC Euro CD 1.84% due 6/11/2002                                                        40,000        39,995
Bank of Nova Scotia 1.66% due 4/18/2002                                                              30,500        30,500
ING Bank (London) NV Euro CD 1.94% due 6/19/2002                                                     25,000        25,001
Mellon Bank 1.81% due 4/19/2002                                                                      25,000        25,000
Deutsche Bank AG Euro CD 1.72% due 4/24/2002                                                         25,000        25,000
Societe Generale Euro CD 1.94% due 6/24/2002                                                         25,000        24,998


U.S. Treasuries  -  0.73%
U.S. Treasury Bills 1.66%-1.735% due 4/11-5/23/2002                                                 210,500       210,162


Total short-term securities (cost: $3,972,188,000)                                                              3,971,996


Total investment securities (cost: $25,957,581,000)                                                            28,870,820

New Taiwanese Dollar (cost: $10,943,000)                                                        NT$332,473          9,524

Excess of cash and receivables over payables                                                                       70,553

Net assets                                                                                                    $28,950,897

(1) Non-income-producing security.
(2) The fund owns 5.03% of the outstanding voting securities of Orkla AS and thus is considered an affiliate of this company under the Investment Company Act of 1940.
(3) Purchased in a private placement transaction;
     resale may be limited to qualified institutional
      buyers; resale to the public may require registration.
(4) Valued under procedures established by the Board of Trustees.
(5) This security has been authorized but has not yet been issued.
(6) Coupon rate may change periodically.
(7) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(8) Step bond; coupon rate will increase at a later date.

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
GDR = Global Depositary Receipts



See Notes to Financial Statements

EuroPacific Growth Fund
Financial statements
(dollars and shares in thousands,
 except per share amounts)
Statement of assets and liabilities
at March 31, 2002

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $25,856,619)                                      $28,671,934
  Affiliated issuers (cost: $100,962)                                               198,886     $28,870,820
 Cash denominated in non-U.S. currencies
  (cost: $10,943)                                                                                     9,524
 Cash                                                                                                 9,324
 Receivables for:
  Sales of investments                                                               55,880
  Sales of fund's shares                                                             68,093
  Open forward currency contracts                                                     6,809
  Dividends and interest                                                            125,009         255,791
 Other assets                                                                                           290
                                                                                                 29,145,749
Liabilities:
 Payables for:
  Purchases of investments                                                           85,946
  Repurchases of fund's shares                                                       87,457
  Investment advisory services                                                       11,195
  Services provided by affiliates                                                     8,236
  Deferred Trustees' compensation                                                     1,098
  Other fees and expenses                                                               920         194,852
Net assets at March 31, 2002                                                                    $28,950,897

Net assets consist of:
 Capital paid in on shares of                                                                   $28,199,155
 beneficial interest
 Undistributed net investment income                                                                 65,939
 Accumulated net realized loss                                                                   (2,232,588)
 Net unrealized appreciation                                                                      2,918,391
Net assets at March 31, 2002                                                                    $28,950,897

Shares of beneficial interest issued and
outstanding - unlimited shares authorized
                                                                 Net assets          Shares       Net asset
                                                                                outstanding       value per
                                                                                                  share /1/
Class A                                                         $27,764,585        1,019,501          $27.23
Class B                                                             422,253           15,589           27.09
Class C                                                             177,797            6,568           27.07
Class F                                                             580,417           21,316           27.23
Class 529-A                                                           3,757             138            27.23
Class 529-B                                                             735              27            27.21
Class 529-C                                                           1,322              49            27.20
Class 529-E                                                              31               1            27.23
(1) Maximum offering price and redemption
price per share are equal to the net asset
 value per share for all share classes,
 except for Class A and Class 529-A, for
which the maximum offering price per share
 is $28.89 for each.


Statement of operations
for the year ended March 31, 2002
(dollars in thousands)
Investment income:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $52,602; also includes
            $3,091 from affiliates)                                                $429,511
  Interest (net of non-U.S. withholding
            tax of $19)                                                             166,348        $595,859

 Fees and expenses:
  Investment advisory services                                                      130,797
  Distribution services                                                              74,814
  Transfer agent services                                                            31,247
  Administrative services                                                               717
  Reports to shareholders                                                               984
  Registration statement and prospectus                                               1,903
  Postage, stationery and supplies                                                    3,729
  Trustees' compensation                                                                 67
  Auditing and legal                                                                    119
  Custodian                                                                          10,622
  State and local taxes                                                                 540
  Other                                                                                 147         255,686
 Net investment income                                                                              340,173

Net realized loss and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized (loss) gain on:
  Investments                                                                    (1,475,441)
  Non-U.S. currency transactions                                                     34,104      (1,441,337)
 Net unrealized appreciation on:
  Investments                                                                       248,071
  Non-U.S. currency translations                                                      3,151         251,222
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                                                         (1,190,115)
Net decrease in net assets resulting
 from operations                                                                                   (849,942)








(dollars in thousands)
Statement of changes in net assets

                                                                                Year ended         March 31
                                                                                        2002            2001
Operations:
 Net investment income                                                             $340,173        $647,689
 Net realized (loss) gain on investments and
  non-U.S. currency transactions                                                 (1,441,337)        654,733
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency                                              251,222     (12,554,700)
  translations
  Net decrease in net assets
   resulting from operations                                                       (849,942)    (11,252,278)

Dividends and distributions paid to
 shareholders:
  Dividends from net investment income                                             (666,828)       (191,429)
  Distributions from net realized gain
   on investments                                                                         -      (3,397,879)
    Total dividends and distributions paid
     to shareholders                                                               (666,828)     (3,589,308)

Capital share transactions                                                        1,166,543       5,275,512

Total decrease in net assets                                                       (350,227)     (9,566,074)

Net assets:
 Beginning of year                                                               29,301,124      38,867,198
 End of year (including undistributed
  net investment income: $65,939 and
  $366,372, respectively)                                                       $28,950,897     $29,301,124



See Notes to Financial Statements

Notes to financial statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing in the securities of companies based outside the United States.

The fund offers nine share classes consisting of four retail share classes and five CollegeAmerica savings plan share classes. The CollegeAmerica savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The fund's share classes are described below:

SHARE CLASS                      INITIAL SALES     CONTINGENT DEFERRED         CONVERSION FEATURE
                                 CHARGE            SALES CHARGE UPON
                                                   REDEMPTION

Class A and Class 529-A          Up to 5.75%       None                        None

Class B and Class 529-B          None              Declines from 5% to         Class B and Class 529-B
                                                   zero for redemptions        convert to Class A and
                                                   within six years of         Class 529-A,
                                                   purchase                    respectively, after
                                                                               eight years

Class C                          None              1% for redemptions          Class C converts to
                                                   within one year of          Class F after 10 years
                                                   purchase

Class 529-C                      None              1% for redemptions          None
                                                   within one year of
                                                   purchase

Class 529-E                      None              None                        None

Class F and Class 529-F*         None              None                        None


*As of March 31, 2002, there were no Class 529-F shares outstanding.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized depreciation of certain investments in non-U.S. securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of March 31, 2002, the cost of investment securities and cash denominated in non-U.S. currencies, excluding forward currency contracts, for federal income tax purposes was $25,999,365,000.

As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                         (dollars in thousands)

Undistributed net investment income and currency gains                   85,319

Loss deferrals related to non-U.S. currency                              (2,806)

Short-term and long-term capital loss deferrals                          (2,213,387)

Unrealized appreciation                                                  5,323,788

Unrealized depreciation                                                  (2,442,809)


Short-term and long-term capital loss deferrals above include a capital loss carryforward of $1,995,403,000 expiring in 2010. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while a capital loss carryforward
remains.   Also included are capital losses relating to non-U.S. currency transactions, which were realized during the period November 1, 2001 through March 31, 2002.

The tax character of distributions paid was as follows (dollars in thousands):

Year ended March 31, 2002
                                     Distributions                 Distributions
                                          from Net                          from            Total
                                        investment   Short-term        long-term    distributions
                                        income and      capital    capital gains             paid
                                    currency gains        gains
Class A                               $    649,471            -                -      $   649,471
Class B                                      6,311            -                -            6,311
Class C                                      1,788            -                -            1,788
Class F                                      9,258            -                -            9,258
Total                                 $    666,828            -                -      $   666,828

Year ended March 31, 2001
                                     Distributions                 Distributions
                                          from Net                          from            Total
                                        investment   Short-term        long-term    distributions
                                        income and      capital    capital gains             paid
                                    currency gains        gains
Class A                               $    190,462            -      $ 3,371,953      $ 3,562,415
Class B                                        967            -           25,926           26,893
Total                                 $    191,429            -      $ 3,397,879      $ 3,589,308


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.690% on the first $500 million of daily net assets decreasing to 0.415% on such assets in excess of $44 billion. For the year ended March 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.457% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes. Under the plans, the Board of Trustees approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares.

The plans provide for annual expenses, based on average daily net assets of up to 0.25% for Class A shares; up to 0.50% for Class 529-A shares; 1.00% for Class B, Class 529-B, Class C and Class 529-C shares; 0.75% for Class 529-E shares; and up to 0.50% for Class F and Class 529-F shares. In some cases, the Board of Trustees approved expense amounts lower than plan limits.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. Additionally, the Board of Trustees has approved the following categories of distribution expenses:

CLASS A AND CLASS 529-A - Dealers and wholesalers receive commissions from AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. Although the Class 529-A plan has an annual expense limit of 0.50% of average daily net assets, currently the expense is limited to 0.25% of such assets. As of March 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $25,873,000 and $2,000 for Class A and Class 529-A, respectively.

CLASS B, CLASS 529-B, CLASS C AND CLASS 529-C - Each class pays AFD annual fees of 0.75% of its respective average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS 529-E - AFD is paid annual fees of 0.25% of average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS F AND CLASS 529-F- Although the plan has an annual expense limit of 0.50% of its respective average daily net assets, currently there are no additional approved categories of expense for these classes.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is compensated for transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% based on its respective average daily net assets, plus amounts payable for certain transfer agency services. CRMC may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan.

Expenses under the agreements described above for the year ended March 31, 2002, are as follows (dollars in thousands):


FUND SHARE CLASSES            DISTRIBUTION         TRANSFER AGENT         ADMINISTRATIVE SERVICES
                              SERVICES             SERVICES

Class A                       $69,580              $30,762                Not applicable

Class B                         3,703               485                   Not applicable

Class C                         851                Not applicable         $215

Class F                        679                 Not applicable         502

Class 529-A                    -*                  Not applicable          -*

Class 529-B                    -*                  Not applicable          -*

Class 529-C                    1                   Not applicable          -*

Class 529-E                    -*                  Not applicable          -*


*Amounts less $1,000

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                          Reinvestments
                                                                                           of dividends
Year ended March 31, 2002                                                                           and
                                                                    Sales                 distributions
                                                                   Amount       Shares           Amount      Shares
Class A                                                      $  9,059,063      328,493      $   605,552      22,817
Class B                                                           164,970        5,971            6,017         227
Class C                                                           282,238       10,431            1,693          64
Class F                                                           847,323       30,903            7,990         301
Class 529-A(1)                                                      3,735          138              -           -
Class 529-B(1)                                                        728           27              -           -
Class 529-C(1)                                                      1,317           49              -           -
Class 529-E(1)                                                         31            1              -           -
Total net increase (decrease) in fund                        $ 10,359,405      376,013      $   621,252      23,409



Year ended March 31, 2002                                                                           Net
                                                              Repurchases                      increase
                                                                   Amount       Shares           Amount      Shares
Class A                                                      $ (9,375,535)    (340,273)     $   289,080      11,037
Class B                                                           (49,348)      (1,830)         121,639       4,368
Class C                                                          (114,561)      (4,294)         169,370       6,201
Class F                                                          (274,669)     (10,125)         580,644      21,079
Class 529-A(1)                                                         (1)         -*             3,734         138
Class 529-B(1)                                                        -            -                728          27
Class 529-C(1)                                                        -            -              1,317          49
Class 529-E(1)                                                        -            -                 31           1
Total net increase (decrease) in fund                        $ (9,814,114)    (356,522)     $ 1,166,543      42,900


                                                                                          Reinvestments
                                                                                           of dividends
Year ended March 31, 2001                                                                           and
                                                                    Sales                 distributions
                                                                   Amount       Shares           Amount      Shares
Class A                                                      $ 12,195,797      334,652      $ 3,415,248     102,002
Class B                                                           385,137       10,517           25,983         780
Class C(2)                                                         10,712          373              -           -
Class F(2)                                                          7,238          251              -           -
Total net increase (decrease) in fund                        $ 12,598,884      345,793      $ 3,441,231     102,782




Year ended March 31, 2001                                                                           Net
                                                              Repurchases                      increase
                                                                   Amount       Shares           Amount      Shares
Class A                                                      $(10,739,888)    (298,872)     $ 4,871,157     137,782
Class B                                                           (24,132)        (746)         386,988      10,551
Class C(2)                                                           (174)          (6)          10,538         367
Class F(2)                                                           (409)         (14)           6,829         237
Total net increase (decrease) in fund                        $(10,764,603)    (299,638)     $ 5,275,512     148,937

* Amount less than 1,000
(1) Class 529-A, Class 529-B, Class 529-C and Class 529-E shares were not offered before February 15, 2002.
(2) Class C and Class F shares were not
offered before March 15, 2001.


6. FORWARD CURRENCY CONTRACTS
As of March 31, 2002, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

(dollars in thousands)


Non-U.S.                                Contract amount                        U.S. valuations at
currency contracts                                                             March 31, 2002

                                                                                                Unrealized

                                        Non-U.S.             U.S.              Amount           appreciation



SALES:

Japanese Yen EXPIRING 6/26/2002         Yen  25,000,000      $196,135          $189,326         $6,809


7. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of March 31, 2002, the total value of restricted securities was $220,396,000, which represents 0.76% of the net assets of the fund.

8. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $8,639,519,000 and $6,300,290,000, respectively, during the year ended March 31, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended March 31, 2002, the custodian fee of $10,622,000 includes $99,000 that was offset by this reduction, rather than paid in cash.

Financial Highlights (1)


                                                       Net asset
                                                           value,
                                                        beginning
                                                        of period
Class A:
 Year ended 3/31/2002                                    $  28.72
 Year ended 3/31/2001                                        44.61
 Year ended 3/31/2000                                        30.21
 Year ended 3/31/1999                                        29.56
 Year ended 3/31/1998                                        26.70
Class B:
 Year ended 3/31/2002                                        28.56
 Year ended 3/31/2001                                        44.59
 Period from 3/15/2000 to 3/31/2000                          43.09
Class C:
 Year ended 3/31/2002                                        28.56
 Period from 3/15/2001 to 3/31/2001                          28.87
Class F:
 Year ended 3/31/2002                                        28.72
 Period from 3/15/2001 to 3/31/2001                          29.02
Class 529-A:
 Period from 2/15/2002 to 3/31/2002                          26.02
Class 529-B:
 Period from 2/19/2002 to 3/31/2002                          25.54
Class 529-C:
 Period from 2/15/2002 to 3/31/2002                          26.02
Class 529-E:
 Period from 3/7/2002 to 3/31/2002                           27.39
Class 529-F -
 Period from 2/15/2002 to 3/31/2002                           0.00                .00              .00

                                                           Income     from investment       operations
                                                                                 Net
                                                                        (losses)gains
                                                                        on securities
                                                             Net       (both realized      Total from
                                                       investment                 and       investment
                                                       income (2)     unrealized) (2)       operations
Class A:
 Year ended 3/31/2002                                        $.33             $(1.16)           $(.83)
 Year ended 3/31/2001                                         .69              (12.65)          (11.96)
 Year ended 3/31/2000                                         .34               15.74            16.08
 Year ended 3/31/1999                                         .42                1.85             2.27
 Year ended 3/31/1998                                         .45                4.79             5.24
Class B:
 Year ended 3/31/2002                                         .11               (1.14)           (1.03)
 Year ended 3/31/2001                                         .47              (12.65)          (12.18)
 Period from 3/15/2000 to 3/31/2000                           .03                1.47             1.50
Class C:
 Year ended 3/31/2002                                         .06               (1.14)           (1.08)
 Period from 3/15/2001 to 3/31/2001                           .06                (.37)            (.31)
Class F:
 Year ended 3/31/2002                                         .26               (1.11)            (.85)
 Period from 3/15/2001 to 3/31/2001                           .07                (.37)            (.30)
Class 529-A:
 Period from 2/15/2002 to 3/31/2002                           .11                1.10             1.21
Class 529-B:
 Period from 2/19/2002 to 3/31/2002                           .08                1.59             1.67
Class 529-C:
 Period from 2/15/2002 to 3/31/2002                           .09                1.09             1.18
Class 529-E:
 Period from 3/7/2002 to 3/31/2002                            .06                (.22)            (.16)

                                                        Dividends                 and    Distributions

                                                        Dividends
                                                        (from net       Distributions
                                                       investment       (from capital            Total
                                                          income)              gains)    distributions
Class A:
 Year ended 3/31/2002                                      $(.66)                   -           $(.66)
 Year ended 3/31/2001                                        (.19)           $(3.74)             (3.93)
 Year ended 3/31/2000                                        (.29)              (1.39)           (1.68)
 Year ended 3/31/1999                                        (.36)              (1.26)           (1.62)
 Year ended 3/31/1998                                        (.45)              (1.93)           (2.38)
Class B:
 Year ended 3/31/2002                                        (.44)                  -             (.44)
 Year ended 3/31/2001                                        (.11)              (3.74)           (3.85)
 Period from 3/15/2000 to 3/31/2000                             -                   -                -
Class C:
 Year ended 3/31/2002                                        (.41)                  -             (.41)
 Period from 3/15/2001 to 3/31/2001                             -                   -                -
Class F:
 Year ended 3/31/2002                                        (.64)                  -             (.64)
 Period from 3/15/2001 to 3/31/2001                             -                   -                -
Class 529-A:
 Period from 2/15/2002 to 3/31/2002                             -                   -                -
Class 529-B:
 Period from 2/19/2002 to 3/31/2002                             -                   -                -
Class 529-C:
 Period from 2/15/2002 to 3/31/2002                             -                   -                -
Class 529-E:
 Period from 3/7/2002 to 3/31/2002                              -                   -                -




                                                       Net asset                           Net assets,
                                                       value, end              Total     end of period
                                                        of period           return(3)    (in millions)
Class A:
 Year ended 3/31/2002                                    $  27.23             (2.63)%          $27,765
 Year ended 3/31/2001                                       28.72              (28.02)           28,963
 Year ended 3/31/2000                                       44.61               54.32            38,837
 Year ended 3/31/1999                                       30.21                8.19            22,083
 Year ended 3/31/1998                                       29.56               20.97            21,316
Class B:
 Year ended 3/31/2002                                       27.09               (3.34)              422
 Year ended 3/31/2001                                       28.56              (28.53)              321
 Period from 3/15/2000 to 3/31/2000                         44.59                3.48                30
Class C:
 Year ended 3/31/2002                                       27.07               (3.53)              178
 Period from 3/15/2001 to 3/31/2001                         28.56               (1.07)               10
Class F:
 Year ended 3/31/2002                                       27.23               (2.71)              580
 Period from 3/15/2001 to 3/31/2001                         28.72               (1.03)                7
Class 529-A:
 Period from 2/15/2002 to 3/31/2002                         27.23                4.88                 4
Class 529-B:
 Period from 2/19/2002 to 3/31/2002                         27.21                6.77                 1
Class 529-C:
 Period from 2/15/2002 to 3/31/2002                         27.20                4.77                 1
Class 529-E:
 Period from 3/7/2002 to 3/31/2002                          27.23                (.36)           - (4)

                                                        Ratio of            Ratio of
                                                         expenses          net income
                                                       to average          to average
                                                       net assets          net assets
Class A:
 Year ended 3/31/2002                                         .88%               1.21%
 Year ended 3/31/2001                                         .84                1.89
 Year ended 3/31/2000                                         .84                 .93
 Year ended 3/31/1999                                         .84                1.45
 Year ended 3/31/1998                                         .86                1.64
Class B:
 Year ended 3/31/2002                                        1.65                 .41
 Year ended 3/31/2001                                        1.61                1.40
 Period from 3/15/2000 to 3/31/2000                          0.07                 .06
Class C:
 Year ended 3/31/2002                                        1.77                 .22
 Period from 3/15/2001 to 3/31/2001                           .08                 .18
Class F:
 Year ended 3/31/2002                                         .95                 .98
 Period from 3/15/2001 to 3/31/2001                           .05                 .22
Class 529-A:
 Period from 2/15/2002 to 3/31/2002                           .13                 .42
Class 529-B:
 Period from 2/19/2002 to 3/31/2002                           .20                 .29
Class 529-C:
 Period from 2/15/2002 to 3/31/2002                           .22                 .35
Class 529-E:
 Period from 3/7/2002 to 3/31/2002                            .09                 .23




Supplemental data - all classes

Year ended March 31
2002                                                         2001                2000

27%                                                            37%                 29%

1999                                                         1998

32%                                                            31%

(1) Based on operations for the period
shown (unless otherwise noted) and,
accordingly, may not be representative
of a full year.
(2) Years ended 1999 and 1998 are based
on shares outstanding on the last day
of the year; all other periods are
based on average shares outstanding.
(3) Total returns exclude all sales
charges, including contingent
deferred sales charges.
(4) Amount less than 1 million.

Report of Independent Accountants

To the Board of Trustees and Shareholders of EuroPacific Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of EuroPacific Growth Fund (the "Fund") at March 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002, by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Los Angeles, California

April 30, 2002

Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

The fund makes an election under the Internal Revenue Code Section 853 to pass through certain non-U.S. taxes paid by the fund to its shareholders as a foreign tax credit. The amount of foreign tax credit passed through to shareholders for the fiscal year ended March 31, 2002 is $52,621,000. Foreign source income earned by the fund for the fiscal year ended March 31, 2002 was $545,342,000. Shareholders are entitled to a foreign tax credit or an itemized deduction, at their discretion. Generally, it is more advantageous to claim a credit than to take a deduction.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2003 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2002 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


                                     PART C
                                OTHER INFORMATION
                            EUROPACIFIC GROWTH FUND

ITEM 23. EXHIBITS

(a) Declaration of Trust and Restatement of Declaration of Trust - previously filed (see Post-Effective Amendment No. 17 filed 5/29/97); Establishment and Designation of Additional Classes of Shares - previously filed (see P/E Amendment No. 23 filed 3/14/01; and No. 25 filed 2/14/02)
(b) By-laws - previously filed (see P/E Amendment No. 16 filed 5/6/97)
(c) Form of share certificate - previously filed (see P/E Amendment No. 23 filed 3/14/01)
(d) Form of Investment Advisory and Service Agreement - previously filed (see P/E Amendment No. 21 filed 3/13/00)
(e-1) Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 25 filed 2/14/02)
(e-2) Form of Selling Group Agreements - previously filed (see P/E Amendment No. 26 filed 5/14/02)
(f) None
(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 26 filed 5/14/02)
(h) Form of Amended and Restated Administrative Services Agreement; and Form of Amended Shareholder Services Agreement - previously filed (see P/E Amendment No. 25 filed 2/14/02)

(i) Legal opinion - previously filed (see P/E Amendment No. 26 filed 5/14/02)
(j) Consent of Independent Accountants
(k) None
(l) None
(m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 17 filed 5/29/97; No. 21 filed 3/13/00; No. 23 filed 3/14/01; No. 25 filed
2/14/02; and No. 26 filed 5/14/02)
(n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 25 filed 2/14/02)
(o) None
(p) Code of Ethics - previously filed (see P/E Amendment No. 25 filed 2/14/02)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25. INDEMNIFICATION

 Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company. These policies insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article VI of the Trust's By-Laws states:

(a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

(c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

(f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

(h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") Releases No. 7221 (June 9,
1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Registrant shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, Registrant undertakes to the staff of the Securities and Exchange Commission that the Fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the 1940 Act.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                       (2)                (3)



       NAME AND PRINCIPAL                    POSITIONS AND OFFICES            POSITIONS AND OFFICES

          BUSINESS ADDRESS                     WITH UNDERWRITER                 WITH REGISTRANT



       David L. Abzug                        Vice President                   None

       P.O. Box 2248

       Agoura Hills, CA 91376



       John A. Agar                          Vice President                   None

       P.O. Box 7326

       Little Rock, AR 72217



       Robert B. Aprison                     Vice President                   None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                    Vice President                   None



       Steven L. Barnes                      Senior Vice President            None

       7490 Clubhouse Road

       Suite 100

       Boulder, CO  80301



L      Nancy J. Batlin                       Vice President                   None



L      Catherine J. Bator                    Assistant Vice President         None



B      Carl R. Bauer                         Vice President                   None



       Michelle A. Bergeron                  Senior Vice President            None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                   Regional Vice President          None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                       Senior Vice President            None

       P.O. Box 3529

       148 E. Shore Avenue

       Groton Long Point, CT 06340



       John A. Blanchard                     Vice President                   None

       576 Somerset Lane

       Northfield, IL 60093



       Ian B. Bodell                         Senior Vice President            None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                     Senior Vice President            None

       601 E. Whitestone Blvd.

       Building 6, Suite 115

       Cedar Park, TX 78613



       C. Alan Brown                         Vice President                   None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                        Vice President                   None



       Cody Callaway                         Regional Vice President          None

       803 South Desert Palm Place

       Broken Arrow, OK 74012



       Matthew C. Carlisle                   Regional Vice President          None

       4500 Fairvista Drive

       Charlotte, NC 28269



       Damian F. Carroll                     Regional Vice President          None

       40 Ten Acre Road

       New Britain, CT 06052



       Brian C. Casey                        Vice President                   None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                     Senior Vice President            None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80120



       Christopher J. Cassin                 Senior Vice President            None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                      Vice President                   None

       1301 Stoney Creek Drive

       San Ramon, CA  94583



L      David D. Charlton                     Senior Vice President            None



L      Larry P. Clemmensen                   Director                         None



L      Kevin G. Clifford                     Director, President and Co-Chief    None

                                             Executive Officer



H      Cheri Coleman                         Vice President                   None



       Ruth M. Collier                       Senior Vice President            None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                       Vice President                   None



       Carlo O. Cordasco                     Regional Vice President          None

       101 Five Forks Lane

       Hampton, VA 23669



B      Josie Cortez                          Assistant Vice President         None



       Thomas E. Cournoyer                   Vice President                   None

       2333 Granada Boulevard

       Coral Gables, FL  33134



L      Michael Cravotta                      Assistant Vice President         None



       Joseph G. Cronin                      Regional Vice President          None

       1533 Wilmot Road

       Deerfield, IL 60015



       William F. Daugherty                  Regional Vice President          None

       1216 Highlander Way

       Mechanicsburg, PA 17050



       Guy E. Decker                         Regional Vice President          None

       2990 Topaz Lane

       Carmel, IN 46032



       Daniel J. Delianedis                  Vice President                   None

       Edina Executive Plaza

       5200 Willson Road, Suite 150

       Edina, MN  55424



       James A. DePerno, Jr.                 Regional Vice President          None

       91 Church Street

       East Aurora, NY 14052



L      Bruce L. DePriester                   Senior Vice President            None



L      Dianne M. Dexter                      Assistant Vice President         None



       Thomas J. Dickson                     Regional Vice President          None

       108 Wilmington Court

       Southlake, TX 76092



       Michael A. DiLella                    Vice President                   None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                       Senior Vice President            None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                         Senior Vice President            None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                        Director, Executive Vice         None
                                             President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                     Secretary                        None



       Michael J. Dullaghan                  Regional Vice President          None

       5040 Plantation Grove Lane

       Roanoke, VA 24012



S      J. Steven Duncan                      Senior Vice President            None



       Robert W. Durbin                      Vice President                   None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                      Senior Vice President            None



       Timothy L. Ellis                      Regional Vice President          None

       1441 Canton Mart Road, Suite 9

       Jackson, MS 39211



       John R. Fodor                         Senior Vice President            None

       15 Latisquama Road

       Southborough, MA  01772



L      Charles L. Freadhoff                  Vice President                   None



       Daniel B. Frick                       Regional Vice President          None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                      Senior Vice President            None

       Route 2, Box 3162

       Osage Beach, MO  65065



L      Linda S. Gardner                      Assistant Vice President         None



B      Lori Giacomini                        Assistant Vice President         None



B      Evelyn K. Glassford                   Vice President                   None



       Jack E. Goldin                        Regional Vice President          None

       7995 Northwest 20th Street

       Pembroke Pines, FL 33024



       Jeffrey J. Greiner                    Vice President                   None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                    Director                         None



B      Mariellen Hamann                      Vice President                   None



       Derek S. Hansen                       Regional Vice President          None

       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305



       David E. Harper                       Senior Vice President            None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                       Vice President                   None



       Robert J. Hartig, Jr.                 Regional Vice President          None

       8504 Scenic View Drive, Apt. 103

       Fishers, IN 46038



       Steven J. Hipsley                     Regional Vice President          None

       14 Dyer Switch Road

       Saratoga Springs, NY 12866



L      Russell K. Holliday                   Vice President                   None



L      Kevin B. Hughes                       Assistant Vice President         None



       Ronald R. Hulsey                      Senior Vice President            None

       6202 Llano

       Dallas, TX  75214



       Robert S. Irish                       Vice President                   None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                   Director                         None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                      Senior Vice President            None



       John P. Keating                       Regional Vice President          None

       2285 Eagle Harbor Parkway

       Orange Park, FL 30073



L      Benjamin M. Kemper                    Vice President                   None



L      Maria Khader                          Assistant Vice President         None



       Dorothy Klock                         Vice President                   None

       555 Madison Avenue, 29th Floor

       New York, NY 10022



L      Edward K. Klodt                       Vice President                   None



       Dianne L. Koske                       Assistant Vice President         None

       122 Clydesdale Court

       Hampton, VA 23666



B      Elizabeth K. Koster                   Assistant Vice President         None



       R. Andrew LeBlanc                     Regional Vice President          None

       78 Eton Road

       Garden City, NY 11530



B      Karl A. Lewis                         Vice President                   None



       T. Blake Liberty                      Vice President                   None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                          Regional Vice President          None

       1103 Tulip Tree Lane

       West Des Moines, IA 50266



L      Lorin E. Liesy                        Vice President                   None



I      Kelle Lindenberg                      Assistant Vice President         None



       Louis K. Linquata                     Regional Vice President          None

       5214 Cass Street

       Omaha, NE 68132



LW     Robert W. Lovelace                    Director                         Senior Vice President



       Brendan T. Mahoney                    Regional Vice President          None

       29 Harvard Drive

       Sudbury, MA 01776



       Stephen A. Malbasa                    Director, Senior Vice            None
                                             President

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                      Senior Vice President            None

       5241 South Race Street

       Greenwood Village, CO  80121



L      J. Clifton Massar                     Director, Senior Vice            None
                                             President



L      Christopher McCarthy                  Assistant Vice President         None



       James R. McCrary                      Regional Vice President          None

       28812 Crestridge

       Rancho Palos Verdes, CA 90275



L      Scott F. McIntyre                     Senior Vice President            None



S      John V. McLaughlin                    Senior Vice President            None



       Terry W. McNabb                       Vice President                   None

       2002 Barrett Station Road

       St. Louis, MO  63131



       Scott M. Meade                        Regional Vice President          None

       P.O. Box 122

       Rye Beach, NH 03871



       Monty L. Moncrief                     Regional Vice President          None

       55 Chandler Creek Court

       The Woodlands, TX 77381



       William E. Noe                        Vice President                   None

       304 River Oaks Road

       Brentwood, TN  37027



L      Heidi J. Novaes                       Vice President                   None



       Peter A. Nyhus                        Vice President                   None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                         Vice President                   None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson                      Regional Vice President          None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace                         Regional Vice President          None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                       Regional Vice President          None

       4430 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke                       Regional Vice President          None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips                      Senior Vice President            None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                   Assistant Vice President         None



       Carl S. Platou                        Vice President                   None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



       Gregory S. Porter                     Assistant Vice President         None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



S      Richard P. Prior                      Vice President                   None



       Mark S. Reischmann                    Regional Vice President          None

       5485 East Mineral Lane

       Littleton, CO 80122



       Steven J. Reitman                     Senior Vice President            None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                      Vice President                   None

       418 S. Royal Street

       Alexandria, VA 22314



L      Julie D. Roth                         Vice President                   None



L      James F. Rothenberg                   Director                         None



       Douglas F. Rowe                       Vice President                   None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                  Vice President                   None

       10538 Cheviot Drive

       Los Angeles, CA  90064



H      Steve Rubin                           Vice President                   None



       Dean B. Rydquist                      Senior Vice President            None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                     Senior Vice President            None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Paul V. Santoro                       Regional Vice President          None

       17 Willow Street

       Boston, MA 02108



       Joseph D. Scarpitti                   Vice President                   None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield                  Regional Vice President          None

       201 McIver Street

       Greenville, SC 29601



S      Sherrie Senft                         Vice President                   None



L      R. Michael Shanahan                   Director                         None



L      Michael J. Sheldon                    Assistant Vice President         None



       Daniel S. Shore                       Regional Vice President          None

       1715 North Vine Street

       Chicago, IL 60614



       Brad Short                            Regional Vice President          None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                        Chairman of the Board and        None

       1000 RIDC Plaza, Suite 212            Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon, Jr.                 Senior Vice President            None

       912 Castlehill Lane

       Devon, PA 19333



L      Connie F. Sjursen                     Vice President                   None



       Jerry L. Slater                       Regional Vice President          None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith                       Senior Vice President            None

       5520 Frankford Court

       Dallas, TX 75252



       Anthony L. Soave                      Regional Vice President          None

       5397 W. Rosebud Court, S.E.

       Kentwood, MI 49512



L      Therese L. Soullier                   Assistant Vice President         None



       Nicholas D. Spadaccini                Vice President                   None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                  Assistant Vice President         None



       Daniel S. Spradling                   Senior Vice President            None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



B      Raymond Stein                         Assistant Vice President         None



LW     Eric H. Stern                         Director                         None



       Brad Stillwagon                       Regional Vice President          None

       2438 Broadmeade Road

       Louisville, KY 40205



B      Max D. Stites                         Vice President                   None



L      David K. Stone                        Assistant Vice President         None



       Thomas A. Stout                       Vice President                   None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                     Vice President                   None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                  Senior Vice President            None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Lisa F. Swaiman                       Senior Vice President            None



L      Libby J. Syth                         Assistant Vice President         None



L      Drew W. Taylor                        Vice President                   None



       Gary J. Thoma                         Regional Vice President          None

       401 Desnoyer

       Kaukauna, WI 54130



       Cynthia M. Thompson                   Regional Vice President          None

       4 Franklin Way

       Ladera Ranch, CA 92694



L      James P. Toomey                       Vice President                   None



I      Christopher E. Trede                  Vice President                   None



       George F. Truesdail                   Senior Vice President            None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                  Vice President                   None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                        Regional Vice President          None

       39 Old Course Drive

       Newport Beach, CA 92660



L      Patti Vogt                            Assistant Vice President         None



       Gerald J. Voss                        Regional Vice President          None

       The Pines at Four Hills

       3900 S. Southeastern Ave., #304

       Sioux Falls, SD 57103



L      Wendy A. Wainwright                   Assistant Vice President         None



       Thomas E. Warren                      Vice President                   None

       7347 Turnstone Road

       Sarasota, FL  34242



L      Debbie L. Wasilak                     Assistant Vice President         None



L      J. Kelly Webb                         Senior Vice President,           None

                                             Treasurer and Controller



       Gregory J. Weimer                     Vice President                   None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                      Director                         None



SF     Gregory W. Wendt                      Director                         None



       George J. Wenzel                      Regional Vice President          None

       251 Barden Road

       Bloomfield Hills, MI 48304



H      J. D. Wiedmaier                       Assistant Vice President         None



SF     N. Dexter Williams, Jr.               Senior Vice President            None



       Timothy J. Wilson                     Vice President                   None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                     Vice President                   None



H      Marshall D. Wingo                     Director, Senior Vice            None
                                             President



L      Robert L. Winston                     Director, Senior Vice            None
                                             President



       Kurt A. Wuestenberg                   Regional Vice President          None

       975 Arboretum Drive

       Saline, MI 48176



       William R. Yost                       Senior Vice President            None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Jonathan A. Young                     Regional Vice President          None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                       Regional Vice President          None

       2178 Piper Lane

       Tustin, CA 92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea,
California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a


                            SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 29th day of May, 2002.

 EUROPACIFIC GROWTH FUND

 By  /s/ Gina H. Despres
      (Gina H. Despres, Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on May 29, 2002, by the following persons in the capacities indicated.

          SIGNATURE                                     TITLE



(1)       Principal Executive Officer:

           /s/ Mark E. Denning                          President and Trustee

          (Mark E. Denning)

(2)       FINANCIAL OFFICER AND
          Principal Financial Officer and

          Principal Accounting Officer:

           /s/ R. Marcia Gould                          Treasurer

          (R. Marcia Gould)

(3)       Trustees:

          Elisabeth Allison*                            Trustee

           /s/ Mark E. Denning                          President and Trustee

          (Mark E. Denning)

          /s/ Gina H. Despres                           Chairman of the Board

          (Gina H. Despres)                             Trustee

          Robert A. Fox*                                Trustee

          Alan Greenway*                                Trustee

          Koichi Itoh*                                  Trustee

          William H. Kling*                             Trustee

          John G. McDonald*                             Trustee

          William I. Miller*                            Trustee

          Alessandro Ovi                                Trustee

          Kirk P. Pendleton                             Trustee

          Thierry Vandeventer                           Trustee

          *By /s/ Vincent P. Corti

           (Vincent P. Corti, Attorney-in-Fact)


Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

 /s/ Kristine M. Nishiyama
 (Kristine M. Nishiyama)